AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 2009
REGISTRATION NO. 333-160048

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐     Pre-Effective Amendment No.
☑     Post-Effective Amendment No.   1
SCHWAB CAPITAL TRUST
(Exact Name of Registrant as Specified in Charter)
101 Montgomery Street
San Francisco, CA 94104
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)
Name and Address of Agent for Service:
Randall W. Merk
211 Main Street
San Francisco, CA 94105

Copies to:

KOJI E. FELTON, ESQ.	JOHN LODER, ESQ.	TIMOTHY W. LEVIN, ESQ.
Charles Schwab Investment Management, Inc.	Ropes & Gray LLP	Morgan, Lewis & Bockius LLP
211 Main Street	One International Place	1701 Market Street
San Francisco, CA 94105	Boston, MA 02110-2624	Philadelphia, PA 19103
     It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
     No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

SCHWAB CAPITAL TRUST
101 Montgomery Street
San Francisco, CA 94104
July 22, 2009

Dear Shareholder:

Enclosed is some important information concerning your investment in the Schwab Institutional Select S&P 500 Fund (the “Institutional Select Fund” or “Acquired Fund”).

We wish to inform you that the Board of Trustees of Schwab Capital Trust (the “Trust”), after careful consideration, has approved the reorganization of the Institutional Select Fund into the Schwab S&P 500 Index Fund (the “S&P 500 Fund” or “Surviving Fund” and, together with the Institutional Select Fund, the “Funds”). The Acquired Fund and the Surviving Fund pursue substantially similar investment objectives and have identical investment strategies and policies.

We expect that the reorganization will benefit shareholders as follows:

•	The reorganization will result in a larger fund. Shareholders could potentially benefit from the growth in assets realized by the combination of the Funds, because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

•	The reorganization is intended to be tax-free to shareholders for federal income tax purposes, and will be accomplished in such a manner as to not dilute your investment.

At the close of business on September 9, 2009, the Acquired Fund will transfer its assets and liabilities to the Surviving Fund. In connection with the reorganization, you will receive shares of the Surviving Fund equal in aggregate net asset value to your shares of the Acquired Fund. We have enclosed a Prospectus/Information Statement that describes the reorganization in greater detail and contains important information about the Surviving Fund.

THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive shares of the Surviving Fund in exchange for your shares of the Acquired Fund as of the closing date. If, after reviewing the information contained in the enclosed Prospectus/Information Statement, you do not wish to receive shares of the S&P 500 Fund pursuant to the reorganization, you may redeem your shares of the Institutional Select Fund at any time prior to the close of business on September 8, 2009. Keep in mind that any such redemption may have tax consequences and you should consult your tax advisor. If you have questions, you may contact us at (800) 648-5300. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

You are a valued investor and we thank you for your continued investment in the Schwab Funds.

Sincerely,

Randall W. Merk
President

SCHWAB CAPITAL TRUST
101 Montgomery Street
San Francisco, CA 94104

PROSPECTUS/INFORMATION STATEMENT

July 22, 2009

Acquisition of the assets and liabilities of:	By and in exchange for shares of:

Schwab Institutional Select S&P 500 Fund	Schwab S&P 500 Index Fund
A series of the Schwab Capital Trust	A series of the Schwab Capital Trust
c/o Charles Schwab Investment Management, Inc.	c/o Charles Schwab Investment Management, Inc.
101 Montgomery Street	101 Montgomery Street
San Francisco, California 94104	San Francisco, California 94104

This Prospectus/Information Statement is being furnished to shareholders of the Schwab Institutional Select S&P 500 Fund (the “Institutional Select Fund” or the “Acquired Fund”), a series of Schwab Capital Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of the Acquired Fund will receive shares of the Schwab S&P 500 Index Fund (the “S&P 500 Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), a series of the Trust, equal in value to the aggregate value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be completed after market close on or about September 9, 2009, such that shareholders of the Acquired Fund will become shareholders of the Surviving Fund on or about September 10, 2009.

The Board believes that the Reorganization is in the best interest of the Acquired Fund and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization because shareholder approval is not required under the Trust’s governing documents or the Investment Company Act of 1940. If, after reviewing the information contained in this Prospectus/Information Statement, you do not wish to receive shares of the S&P 500 Fund pursuant to the Reorganization, you may redeem your shares of the Institutional Select Fund at any time prior to the close of business on September 8, 2009.

The Acquired Fund and the Surviving Fund are each a series of the Trust, a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 13 separate series, including the Acquired Fund and the Surviving Fund. Charles Schwab Investment Management, Inc. (the “Adviser” or “CSIM”) serves as the investment adviser to both the Acquired Fund and the Surviving Fund.

The Funds have substantially similar investment objectives. The investment objective of the S&P 500 Fund is to seek to track the total return of the S&P 500 Index. The investment objective of the Institutional Select Fund is to seek high total return by tracking the performance of the S&P 500 Index. Each Fund pursues its investment objective by investing primarily in stocks that are included in the S&P 500 Index. It is each Fund’s policy that, under normal circumstances, it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. See “Synopsis — Comparison of the Investment Objectives, Strategies and Policies of the Funds” as well as “Additional Information about the Acquired Fund and Surviving Fund — Comparison of the Funds” for a more complete discussion of the Funds’ investment strategies.

This Prospectus/Information Statement and the enclosures are being mailed to shareholders on or about August 5, 2009. The Prospectus/Information Statement sets forth concisely the information that you should know about the Acquired Fund and Surviving Fund and the Reorganization. You should read it carefully and retain it for future reference. In addition, the prospectus for the Surviving Fund, dated February 28, 2009, as amended July 1, 2009, accompanies this Prospectus/Information Statement and is incorporated herein by reference.

The prospectus for the Acquired Fund, dated February 28, 2009, as amended July 1, 2009, has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement. A Statement of Additional Information dated July 22, 2009 relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is also incorporated by reference into this Prospectus/Information Statement. Additional information relating to the Acquired Fund is contained in the (a) Statement of Additional Information for the Fund, dated February 28, 2009, as amended July 1, 2009; (b) the Annual Report to shareholders of the Fund dated October 31, 2008; and (c) the Semi-Annual Report to shareholders of the Fund dated April 30, 2009. Additional information relating to the Surviving Fund is contained in the (a) Statement of Additional Information for the Fund, dated February 28, 2009, as amended July 1, 2009; (b) the Annual Report to shareholders of the Fund dated October 31, 2008; and (c) the Semi-Annual Report to shareholders of the Fund dated April 30, 2009. These Statements of Additional Information and Annual and Semi-Annual Reports have been filed with the SEC.

For a free copy of any of the documents described above, you may call 1-800-435-4000, or you may write to the Schwab Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the Internet site for the Funds at www.schwab.com/schwabfunds. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

This Prospectus/Information Statement and the enclosures are expected to be available to shareholders on or about August 5, 2009. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. SYNOPSIS

The following Synopsis provides a brief overview of the key points the Acquired Fund believes are typically of concern to shareholders considering a proposed transaction such as the Reorganization. For further information and details about the proposed Reorganization, please see the entirety of the Prospectus/Information Statement that follows this Synopsis.

The Proposed Reorganization.

The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the sole share class of the Surviving Fund. Currently, the Surviving Fund offers three separate share classes: Investor Shares, Select Shares and e.Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. This transfer of assets and liabilities is expected to take place after market close on or about September 9, 2009. The transfer of assets by the Acquired Fund will occur at its then-current market value as determined in accordance with the Acquired Fund’s valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund at the Effective Time (as defined below) in exchange for their shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The Reorganization is intended to be tax-free for U.S. Federal income tax purposes. This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see “Information about the Reorganization” below.

The Acquired Fund will bear the costs and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization, which are expected to be approximately $85,000. If the Reorganization is not completed, CSIM will pay all such costs and expenses.

Comparison of the Investment Objectives and Principal Investment Strategies of the Funds.

The Acquired Fund and Surviving Fund have substantially similar investment objectives. The investment objective of the S&P 500 Fund is to track the total return of the S&P 500 Index. The investment objective of the Institutional Select Fund is to seek high total return by tracking the performance of the S&P 500 Index. These investment objectives are fundamental, which means that they may not be changed by the Funds’ Board of Trustees without shareholder approval.

The Acquired Fund and the Surviving Fund pursue the same principal investment strategy. Each Fund pursues its investment objective by investing primarily in stocks that are included in the S&P 500 Index. It is each Fund’s policy that, under normal circumstances, it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. Each of the Funds will notify its shareholders at least 60 days before changing this policy. In addition, each Fund generally gives the same weight to a given stock as the index does.

Like many index funds, each Fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the Funds potentially can offset a portion of the gap attributable to their cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.

Index ownership — “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Funds. Each Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

For further information about the Funds’ investment objectives and principal investment strategies, see “Additional Information about the Acquired Fund and Surviving Fund — Comparison of the Funds”.

Fees and Expenses.

Each Fund pays the same management fee to CSIM. In addition, CSIM and Charles Schwab & Co., Inc. (“Schwab”), the Funds’ distributor, have agreed to limit each Fund’s net operating expenses to 0.09% for so long as CSIM serves as investment adviser to the Fund. As discussed above, prior to the Reorganization, the Surviving Fund’s three share classes will be combined into a single class of shares of the Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.

The following table sets forth: (i) the fees and expenses of the Acquired Fund as of April 30, 2009; (ii) the fees and expenses of the Surviving Fund as of April 30, 2009, restated to reflect the fees and expenses of the Surviving Fund as if the combination of the Surviving Fund’s three share classes into a single class of shares occurred on April 30, 2009; and (iii) the estimated fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the Reorganization, based on pro forma combined assets as of April 30, 2009. As reflected in footnotes to the fee table, certain fees and expenses of the Funds have been restated to reflect fund fees and expenses as of July 1, 2009.

ANNUAL FUND OPERATING EXPENSES (Unaudited)

	INSTITUTIONAL		PRO FORMA COMBINED
	SELECT	S&P 500	S&P 500 FUND
	FUND	FUND[1]	(SURVIVING FUND)[1]

SHAREHOLDER FEES (paid directly from your investment)
Redemption Fee (charged only to shares redeemed or exchanged within 30 days of purchase)	2.00%[2]	2.00%[2]	2.00%[2]
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	0.06%[3]	0.06%[3]	0.06%
Distribution and Shareholder Service (12b-1) Fees	None	None	None
Other Expenses	0.05%[4]	0.05%[5]	0.05%
Total Annual Fund Operating Expenses	0.11%	0.11%	0.11%
Less Expense Reduction	(0.02%)[6]	(0.02%)[6]	(0.02%)[6]
Net Operating Expenses	0.09%	0.09%	0.09%

[1]	Currently, the S&P 500 Fund offers three separate share classes: Investor Shares, Select Shares and e.Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Fund and the S&P 500 Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the S&P 500 Fund in connection with the Reorganization. The fees and expenses of the S&P 500 Fund have been restated to reflect the fees and expenses of the S&P 500 Fund as if the combination of the S&P 500 Fund’s three share classes into a single class of shares occurred on April 30, 2009.

[2]	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the Funds.

[3]	Restated to reflect each Fund’s current management fee as of July 1, 2009.

[4]	Restated to reflect the Institutional Select Fund’s current fees and expenses as of July 1, 2009.

[5]	Restated to reflect the S&P 500 Fund’s current fees and expenses as of July 1, 2009 and to give effect to the combination of the S&P 500 Fund’s three existing share classes into a single share class as if such combination occurred on April 30, 2009.

[6]	Effective May 5, 2009, Schwab and CSIM have agreed to limit each Fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.09% for so long as CSIM serves as investment adviser to the Funds. This agreement may only be amended or terminated with the approval of a Fund’s Board of Trustees.

Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

The Example below includes a Fund’s operating expenses, and assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund’s operating expenses remain the same and you reinvest all dividends and distributions. The expenses would be the same whether you stayed in the Funds or sold your shares at the end of each period. The figures are based on net operating expenses.

	1 Year	3 Years	5 Years	10 Years

INSTITUTIONAL SELECT FUND	$9	$29	$51	$115
S&P 500 FUND*	$9	$29	$51	$115
PRO FORMA COMBINED S&P 500 FUND*	$9	$29	$51	$115

*	Currently, the S&P 500 Fund offers three separate share classes: Investor Shares, Select Shares and e.Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Fund and the S&P 500 Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole share class of the S&P 500 Fund in connection with the Reorganization. The fees and expenses of the Surviving Fund have been restated to reflect the fees and expenses of the Surviving Fund as if the combination of the Surviving Fund’s three share classes into a single class of shares of the Fund occurred on April 30, 2009.

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and CSIM.

Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

The procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are the same as the transaction procedures applicable to the Acquired Fund. You may continue to purchase and redeem shares of the Acquired Fund at any time prior to the close of business on September 8, 2009.

Every year, each Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

The Funds are open for business each day that the New York Stock Exchange (NYSE) is open. A Fund calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a Fund in good order on or prior to the close of the Fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

In valuing their securities, the Funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a Fund may value securities based on fair values developed using methods approved by the Fund’s Board of Trustees. The Funds’ procedures for valuing their assets are the same.

II. PRINCIPAL RISK FACTORS.

Risks of the Acquired Fund and Surviving Fund.

The principal risks of investments in each Fund are identical.

Market Risk	Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Funds will fluctuate, which means that you could lose money.

Investment Style Risk	An investment in the Funds follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of their indexing strategies, the Funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the Funds’ expenses, the Funds’ performance is normally below that of the index.

Equity Risk	The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk	Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — the Funds’ performance also will lag those investments.

Derivatives Risk	The Funds may use derivatives (including futures) to enhance returns. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Funds to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds.

Securities Lending Risk	Each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When each Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

III. INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan.

The Plan sets forth the terms and conditions of the Reorganization. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Information Statement.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about September 9, 2009 (the “Effective Time”), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 will be terminated.

The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed. The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund. Any special options relating to a shareholder’s account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as Appendix A. Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund. Certain conditions under the Plan cannot be waived by the Trust, including the condition that the Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP. The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time. The Plan provides further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

The Acquired Fund will bear the expenses incurred in connection with the Reorganization. These expenses are estimated to be $85,000.

Description of Reorganization Shares.

Shares of the Surviving Fund will be issued to the Acquired Fund’s shareholders in accordance with the Plan. Currently, the Surviving Fund offers three separate share classes: Investor Shares, Select Shares and e.Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Fund and shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. At the time of the Reorganization, there will be no material differences in the transactional or other procedures between the Acquired Fund and Surviving Fund.

For additional information about the Surviving Fund shares, see “Additional Information about the
Funds — Shareholder Information.”

Reasons for Reorganization.

The Board considered the Reorganization at a meeting of the Board of Trustees on April 27, 2009, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan at such meeting. In approving the Reorganization, the Board of the Acquired Fund determined that (i) participation in the Reorganization is in the best interest of the Acquired Fund’s shareholders; and (ii) the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Board of the Acquired Fund considered a number of factors, including:

•	the investment objectives of the Acquired Fund and the Surviving Fund are substantially similar;

•	the principal investment strategies of the Acquired Fund and the Surviving Fund are the same;

•	the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

•	the future prospects of the Acquired Fund if the Reorganization was not effected, including the Fund’s continuing viability as a stand-alone series of the Trust;

•	the Reorganization is intended to be tax-free for federal income tax purposes for shareholders of the Acquired Fund;

•	the similarity of the fees and expenses of the Acquired Fund to those of the Surviving Fund, including that the management fee with respect to the Acquired Fund is identical to that of the Surviving Fund; and

•	that Schwab and CSIM have agreed to limit the “net operating expenses” (excluding interest, taxes, and certain non-routine expenses) of each Fund to 0.09% for so long as CSIM serves as investment adviser to the Fund.

The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund’s shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.

Federal Income Tax Consequences.

Each Fund intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

(1) The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, or upon the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

(3) No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any;

(4) The aggregate adjusted tax basis of the Surviving Fund shares received by a shareholder of the Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization;

(5) The adjusted tax basis of the assets received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of the Acquired Fund immediately before the Reorganization;

(6) The holding period for the shares of the Surviving Fund received by the Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; and

(7) The holding period for the Surviving Fund with respect to the assets of the Acquired Fund received in the Reorganization will include the period for which such assets were held by the Acquired Fund.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

As of its tax year ended October 31, 2008, the Acquired Fund had unutilized capital loss carryforwards of approximately $127,699,000. The final amount of unutilized capital loss carryforwards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryforwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield. Such capital loss carryforwards of the Acquired Fund will expire as follows: $6,440,000 in 2009; $27,646,000 in 2010; $1,609,000 in 2011; $2,359,000 in 2014; and $89,645,000 in 2016.

The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

Shareholder Rights.

The Trust is organized as a Massachusetts business trust. The Acquired Fund and the Surviving Fund are both series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust. The Trust’s Amended and Restated Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.

Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund and each shareholder is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trust’s Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s portfolios, of any general assets of the Trust not belonging to any particular portfolio of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

Capitalization.

The Surviving Fund’s total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Fund as a result of the combination of the Acquired Fund with the Surviving Fund. As discussed above, prior to the Reorganization, the Surviving Fund’s current three share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The following table sets forth on an unaudited basis:

(1) the capitalization of the Institutional Select Fund as of April 30, 2009;

(2) the capitalization of the S&P 500 Fund as of April 30, 2009; and

(3) the pro forma capitalization of the S&P 500 Fund as adjusted to give effect to the Reorganization and the combination of the S&P 500 Fund’s three share classes into a single class of shares as if such combination occurred on April 30, 2009.

All numbers in the table below are x 1,000, except Net Asset Value Per Share.

				PRO FORMA COMBINED
	INSTITUTIONAL	S&P 500		S&P 500 FUND
	SELECT FUND	FUND	ADJUSTMENTS	(SURVIVING FUND)[a]

Net Assets
Investor Shares		$2,209,167
Select Shares	$2,490,869	$2,236,618	$(85)	$7,071,013[b]
e.Shares		$134,444
Shares Outstanding
Investor Shares		163,235
Select Shares	359,709	164,751	(176,775)	520,856[c]
e.Shares		9,936

				PRO FORMA COMBINED
	INSTITUTIONAL	S&P 500		S&P 500 FUND
	SELECT FUND	FUND	ADJUSTMENTS	(SURVIVING FUND)[a]

Net Asset Value Per Share
Investor Shares		$13.53
Select Shares	$6.92	$13.58		$13.58
e.Shares		$13.53

[a]	Currently, the S&P 500 Fund offers three separate share classes: Investor Shares, Select Shares and e.Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Fund and the S&P 500 Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the S&P 500 Fund in connection with the Reorganization. The capitalization of the Pro Forma Combined S&P 500 Fund (Surviving Fund) has been calculated as if the combination of the S&P 500 Fund’s three share classes into a single class of shares occurred on April 30, 2009.

[b]	Figure reflects the costs associated with the proposed Reorganization (estimated to be approximately $85,000) which will be borne by the shareholders of the Institutional Select Fund if the Reorganization is approved and completed.

[c]	Figure reflects the issuance by the S&P 500 Fund of approximately 183,473,063 shares to the Institutional Select Fund’s shareholders in connection with the proposed Reorganization.

This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV. ADDITIONAL INFORMATION ABOUT THE
SURVIVING FUND AND THE ACQUIRED FUND

Performance History.

Set forth below is past performance information for the Acquired Fund and the Surviving Fund. As discussed above, prior to the Reorganization, the Surviving Fund’s three share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The performance and financial history of the sole remaining share class of the Surviving Fund will be that of the Surviving Fund’s current Select Shares. Accordingly, the past performance information of the Surviving Fund’s Select Shares is shown below. Because the Investor Shares and e.Shares of the Surviving Fund invest in the same portfolio of securities as the Select Shares of the Fund, returns for these classes were substantially similar to those of the Select Shares. Performance was different only to the extent that the Investor Shares and e.Shares incurred higher expenses than the Select Shares of the Surviving Fund prior to May 5, 2009.

The following total returns information shows the returns of the Acquired Fund and the Surviving Fund’s Select Shares before and after taxes, and compares the performance (which varies over time) of the Funds to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

•	reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

•	with respect to the Surviving Fund, are shown for the Select Shares only, and would be different for the other share classes

•	may not reflect your actual after-tax performance

•	may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account.

Keep in mind that future performance (both before and after taxes) may differ from past performance.

Schwab S&P 500 Index Fund — Select Shares

Annual Total Returns (%) as of 12/31/08

Best quarter: 15.31% Q2 2003
Worst quarter: (21.80%) Q4 2008
Year to date performance as of 6/30/09: 3.09%

Average annual total returns (%) as of 12/31/08

				Since
Schwab S&P 500 Index Fund — Select Shares	1 Year	5 Year	10 Year	Inception

Before taxes	-36.72	-2.18	-1.45	2.30[1]
After taxes on distributions	-37.01	-2.53	-1.86	1.86[1]
After taxes on distributions and sale of shares	-23.50	-1.84	-1.35	1.82[1]
S&P 500 Index	-37.00	-2.19	-1.38	2.40[2]

[1]	Inception: 5/19/97.
[2]	From: 5/19/97.

Schwab Institutional Select S&P 500 Fund

Annual Total Returns (%) as of 12/31/08

Best quarter: 15.36% Q2 2003
Worst quarter: (21.88%) Q4 2008
Year to date performance as of 6/30/09: 3.09%

Average annual total returns (%) as of 12/31/08

			Since
Schwab Institutional Select S&P 500 Fund	1 Year	5 Year	Inception

Before taxes	-36.85	-2.17	-1.85[1]
After taxes on distributions	-37.12	-2.52	-2.27[1]
After taxes on distributions and sale of shares	-23.60	-1.85	-1.70[1]
S&P 500 Index	-37.00	-2.19	-1.80[2]

[1]	Inception: 2/1/99.
[2]	From: 2/1/99.

Comparison of the Funds.

Investment objectives and principal investment strategies.

The following is a comparison of the investment objectives and principal investment strategies of the Funds. As stated above, the Acquired Fund and Surviving Fund have substantially similar investment objectives, and they pursue the same principal investment strategy.

INSTITUTIONAL SELECT FUND	S&P 500 FUND
(the Acquired Fund)	(the Surviving Fund)

Investment Objective	Investment Objective

The Fund seeks high total return by tracking the performance of the S&P 500 Index.	The Fund’s goal is to track the total return of the S&P 500 Index.

Principal Investment Strategies	Principal Investment Strategies

To pursue its goal, the Fund generally invests in stocks that are included in the index. It is the Fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The Fund will notify its shareholders at least 60 days before changing this policy. The Fund generally gives the same weight to a given stock as the index does.	To pursue its goal, the Fund generally invests in stocks that are included in the index. It is the Fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The Fund will notify its shareholders at least 60 days before changing this policy. The Fund generally gives the same weight to a given stock as the index does.

Like many index funds, the Fund may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the Fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce a portion of the gap attributable to expenses.	Like many index funds, the Fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the Fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

Large-cap stocks	Large-cap stocks

Although the 500 companies in the index constitute only about 11% of all the publicly traded companies in the United States, they represent approximately 77% of the total value of the U.S. stock market. (All figures are as of 12/31/08). For this reason, the index is widely used as a measure of overall U.S. stock market performance.	Although the 500 companies in the index constitute only about 11% of all the publicly traded companies in the United States, they represent approximately 77% of the total value of the U.S. stock market. (All figures are as of 12/31/08.)

Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index’s smaller stocks.	Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index’s smaller stocks.

Fundamental Investment Policies.

A “fundamental investment policy” may be changed only by vote of a majority of a Fund’s outstanding shares. With the exception of the Funds’ investment objectives, which are substantially similar, the Acquired Fund and Surviving Fund have identical fundamental investment policies.

Management of the Funds.

Investment Adviser

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation located at 101 Montgomery Street, San Francisco CA 94104, serves as the investment adviser and the administrator of the Acquired Fund and the Surviving Fund. CSIM receives a management fee for the services it performs for the Funds. Effective July 1, 2009, CSIM charges a management fee of 0.06% of the average daily net assets of each of the Funds.

The portfolio managers of the Funds are the same:

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of CSIM, is responsible for the overall management of each of the Funds. Prior to joining CSIM in October 1997, he worked for more than eight years in asset management.

Larry Mano, a managing director and portfolio manager of CSIM, is responsible for the day-to-day co-management of each of the Funds. Prior to joining CSIM in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of CSIM, is responsible for the day-to-day co-management of each of the Funds. He joined CSIM in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Other Service Providers.

The Funds’ other service providers are the same. These entities are listed below.

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, California 94104	Distributor Shareholder Servicing Fee Paying Agent

State Street Bank and Trust Company Boston, Massachusetts 02102	Custodian Fund Accountant

Boston Financial Data Services, Inc. Two Heritage Drive Quincy, Massachusetts 02171	Transfer Agent

Shareholder Information.

Shareholder information, such as pricing of Fund shares, purchase and redemption of Fund shares, frequent purchases and redemption of Fund shares, distributions and tax consequences of buying and selling shares, are generally the same between the Funds. A summary of this information is included below. More detailed shareholder information is contained in each Fund’s prospectus, dated February 28, 2009, as amended July 1, 2009, which are incorporated herein by reference. The Statement of Additional Information for the Acquired Fund and the Surviving Fund, dated February 28, 2009, as amended July 1, 2009, also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement. In addition, the prospectus for the Surviving Fund, dated February 28, 2009, as amended July 1, 2009, accompanies this Prospectus/Information Statement.

Pricing of Fund Shares

The Funds are open for business each day that the New York Stock Exchange (NYSE) is open. A Fund calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a Fund in good order on or prior to the close of the Fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

In valuing their securities, the Funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a Fund may value securities based on fair values developed using methods approved by the Fund’s Board of Trustees.

Purchase and Redemption of Fund Shares

At the time of the Reorganization, the procedures for purchasing, redeeming and exchanging shares of the Surviving Fund will be the same as those of the Acquired Fund. You may continue to purchase and redeem shares of the Acquired Fund at any time prior to the close of business on September 8, 2009.

The initial investment minimum for the Surviving Fund is $100, and there is no subsequent investment minimum. In addition, there is no minimum balance requirement.

The Funds are intended for long-term investment, and the Funds’ Board has adopted policies and procedures intended to deter short-term or excessive trading, which may include trade activity monitoring, imposition of redemption fees and fair value pricing.

Dividends and Distributions

Every year, each Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

Each Fund allows shareholders to choose among the same three options for Fund distributions. The three options are described below. Your current option for Fund distributions will not change on consummation of the Reorganization.

Option	Features

Reinvestment	All dividends and capital gain distributions are invested automatically in shares of the Fund.
Cash/reinvestment mix	You receive payment for dividends, while any capital gain distributions are invested automatically in shares of the Fund.
Cash	You receive payment for all dividends and capital gain distributions.

Distribution Arrangements.

Pursuant to an Amended and Restated Distribution Agreement with the Trust, Schwab, a wholly owned subsidiary of The Charles Schwab Corporation and a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), acts as the distributor and principal underwriter for both Funds. Shares of the Funds are offered for sale on a continuous basis at NAV. The Funds have not adopted a plan of distribution (i.e., a 12b-1 Plan). Under the Amended and Restated Distribution Agreement between Schwab and the Trust, Schwab will use appropriate efforts to solicit orders for the sale of shares of the Funds, which might include advertising, compensation of dealers or sales personnel, and preparation of sales literature. Schwab receives no compensation from the Funds for acting as distributor for the Funds.

Effective July 1, 2009, the Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of each Fund. The Plan enables each of the Funds, directly or indirectly through Schwab, to bear expenses relating to the provision by service providers, including Schwab, of certain account maintenance, customer liaison and shareholder services to the current shareholders of the Funds. Pursuant to the Plan, each Fund is subject to an annual shareholder servicing fee of 0.02%.

Additional information about distribution arrangements of the Funds is contained in the prospectuses for each of the Acquired Fund and the Surviving Fund, dated February 28, 2009, as amended July 1, 2009, which are incorporated herein by reference. The Statement of Additional Information for the Acquired Fund and the Surviving Fund, dated February 28, 2009, as amended July 1, 2009, also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement. In addition, the prospectus for the Surviving Fund, dated February 28, 2009, as amended July 1, 2009, accompanies this Prospectus/Information Statement.

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information for the past five years (but excluding the information for the six months ended April 30, 2009) has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report to shareholders dated October 31, 2008. A free copy of these Annual Reports is available upon request as described on the first page of this Prospectus/Information Statement.

As discussed above, prior to the Reorganization, the Surviving Fund’s three share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The performance and financial history of the sole remaining share class of the Surviving Fund will be that of the Surviving Fund’s current Select Shares. Accordingly, the financial highlights of the Surviving Fund’s Select Shares are shown below.

Schwab S&P 500 Index Fund — Select Shares

	11/1/08-		11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

PER–SHARE DATA ($)
Net asset value at beginning of period	15.28		24.28	21.56	18.88	17.68	16.41

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.44	0.41	0.37	0.36	0.26
Net realized and unrealized gains (losses)	(1.48)		(9.02)	2.68	2.65	1.16	1.24

Total from investment operations	(1.28)		(8.58)	3.09	3.02	1.52	1.50
Less distributions:
Distributions from net investment income	(0.42)		(0.42)	(0.37)	(0.34)	(0.32)	(0.23)

Net asset value at end of period	13.58		15.28	24.28	21.56	18.88	17.68

Total return (%)	(8.40)[1]		(35.92)	14.50	16.18	8.66	9.25

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	0.19	[2]	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.22	[2]	0.21	0.20	0.21	0.25	0.30
Net investment income (loss)	2.90	[2]	2.06	1.78	1.74	1.92	1.53
Portfolio turnover rate	2	[1]	3	2	3	4	3
Net assets, end of period ($ × 1,000,000)	2,237		2,598	4,345	4,038	3,938	4,119

*	Unaudited.

[1]	Not annualized.

[2]	Annualized.

Schwab Institutional Select® S&P 500 Fund

	11/1/08-		11/1/07-	11/1/06-	11/1/05-	11/1/04-	11/1/03-
	4/30/09*		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04

PER–SHARE DATA ($)
Net asset value at beginning of period	7.79		12.39	10.99	9.57	8.95	8.30

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.21	0.21	0.16	0.15	0.13
Net realized and unrealized gains (losses)	(0.75)		(4.60)	1.36	1.39	0.62	0.64

Total from investment operations	(0.66)		(4.39)	1.57	1.55	0.77	0.77
Less distributions:
Distributions from net investment income	(0.21)		(0.21)	(0.17)	(0.13)	(0.15)	(0.12)

Net asset value at end of period	6.92		7.79	12.39	10.99	9.57	8.95

Total return (%)	(8.55)[1]		(36.00)	14.43	16.39	8.64	9.36

RATIOS/SUPPLEMENTAL DATA (%)
Ratios to average net assets:
Net operating expenses	0.10	[2]	0.10	0.10	0.10	0.10	0.15
Gross operating expenses	0.23	[2]	0.22	0.22	0.28	0.33	0.35
Net investment income (loss)	2.87	[2]	2.17	1.89	1.84	1.82	1.56
Portfolio turnover rate	1	[1]	1	1	2	3	3
Net assets, end of period ($ × 1,000,000)	2,491		2,385	3,103	2,080	1,246	348

*	Unaudited.

[1]	Not annualized.

[2]	Annualized.

Principal Holders of Securities and Control Persons.

Principal Shareholders.

As of June 30, 2009, the following shareholders owned, of record, or to the knowledge of the Funds, beneficially, 5% or more of the outstanding shares of the Funds.

			Percentage of
		Nature of	Outstanding Shares
Institutional Select Fund	Name and address	Ownership	Owned

	Charles Schwab Trust DCC&S FBO Customers 101 Montgomery Street San Francisco, California 94104	Beneficial	31.09%

	Schwab MarketTrack Growth Portfolio c/o Charles Schwab Investment Management, Inc. 101 Montgomery Street San Francisco, California 94104	Beneficial	7.86%

	Schwab MarketTrack All Equity Portfolio c/o Charles Schwab Investment Management, Inc. 101 Montgomery Street San Francisco, California 94104	Beneficial	6.80%

	Charles Schwab & Co., Inc. FBO Customers 101 Montgomery Street San Francisco, California 94104	Record	97.96%

			Percentage of
		Nature of	Outstanding Shares
S&P 500 Fund	Name and address	Ownership	Owned

Investor Shares	Charles Schwab Trust DCC&S FBO Customers 101 Montgomery Street San Francisco, California 94104	Beneficial	31.08%

Investor Shares	Charles Schwab & Co., Inc. FBO Customers 101 Montgomery Street San Francisco, California 94104	Record	98.30%

Select Shares	Charles Schwab Trust DCC&S FBO Customers 101 Montgomery Street San Francisco, California 94104	Beneficial	27.35%

Select Shares	Charles Schwab & Co., Inc. FBO Customers 101 Montgomery Street San Francisco, California 94104	Record	98.79%

e.Shares	Charles Schwab Trust DCC&S FBO Customers 101 Montgomery Street San Francisco, California 94104	Beneficial	27.10%

			Percentage of
		Nature of	Outstanding Shares
S&P 500 Fund	Name and address	Ownership	Owned

e.Shares	Charles Schwab & Co., Inc. FBO Customers 101 Montgomery Street San Francisco, California 94104	Record	97.80%

On the basis of the share holdings information presented above, the above persons will own the following percentage of the outstanding shares of the Surviving Fund upon consummation of the Reorganization. This table assumes that the value of the shareholder’s interest in a Fund on the date of the consummation of the Reorganization is the same as on June 30, 2009.

			Percentage of
		Nature of	Outstanding Shares
S&P 500 Fund*	Name and address	Ownership	Owned

	Charles Schwab Trust DCC&S FBO Customers 101 Montgomery Street San Francisco, California 94104	Beneficial	30.02%

	Schwab MarketTrack Growth Portfolio c/o Charles Schwab Investment Management, Inc. 101 Montgomery Street San Francisco, California 94104	Beneficial	4.10%

	Schwab MarketTrack All Equity Portfolio c/o Charles Schwab Investment Management, Inc. 101 Montgomery Street San Francisco, California 94104	Beneficial	3.52%

	Charles Schwab & Co., Inc. FBO Customers 101 Montgomery Street San Francisco, California 94104	Record	98.20%

*	Prior to the Reorganization, the S&P 500 Fund’s three separate share classes will be combined into a single class of shares of the Fund and the S&P 500 Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the S&P 500 Fund in connection with the Reorganization.

Control Persons.

As of June 30, 2009, Schwab, an affiliate of CSIM, held of record approximately 97.96% of the outstanding shares of the Institutional Select Fund as agent or custodian for its customers, but did not own such shares beneficially because it did not have voting or investment discretion with respect to such shares.

As of June 30, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Institutional Select Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

As of June 30, 2009, Schwab, an affiliate of CSIM, held of record approximately 98.30% of the outstanding Investor Shares of the S&P 500 Fund, approximately 98.79% of the Select Shares of the S&P 500 Fund, and approximately 97.80% of the e.Shares of the S&P 500 Fund, in each case as custodian for its customers, but did not own such shares beneficially because Schwab did not have voting or investment discretion with respect to such shares.

As of June 30, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the S&P 500 Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this   day of September, 2009, by and between the Schwab Capital Trust, a Massachusetts business trust (the “Trust”), on behalf of the Schwab Institutional Select S&P 500 Fund (the “Acquired Fund”), and the Trust, on behalf of the Schwab S&P 500 Index Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 101 Montgomery Street, San Francisco CA, 94104.

WHEREAS, the Trust was established on May 10, 1993 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

1. Plan of Reorganization.  At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2. Transfer of Assets.

(a) The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b) The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

(c) The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d) The Acquired Fund shall direct Boston Financial Data Services, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3. Calculations.

(a) The number of full and fractional Surviving Fund Shares to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund for each class by the net asset value per share of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Surviving Fund Shares.

(b) The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4. Valuation of Assets.  The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5. Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on September 9, 2009, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6. Liquidation of the Acquired Fund and Cancellation of Shares.  At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

7. Representations and Warranties of the Surviving Fund.  The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a) The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.

(d) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e) The audited financial statements of the Surviving Fund as of October 31, 2008 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f) Since October 31, 2008, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k) For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l) The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act,

and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m) The information statement and prospectus and statement of additional information (collectively, the “Prospectus/Information Statement”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8. Representations and Warranties of the Acquired Fund.  The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a) The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.

(b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d) The audited financial statements of the Acquired Fund as of October 31, 2008, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e) Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i) Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j) Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m) The Prospectus/Information Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9. Covenants of the Surviving Fund and the Acquired Fund.

(a) The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b) The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c) Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.

(e) On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

10. Conditions Precedent to Obligations of the Surviving Fund.  The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i) The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d) On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11. Conditions Precedent to Obligations of the Acquired Fund.  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i) The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).

(viii) The Registration Statement, to the knowledge of such counsel, is effective and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12. Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund.  If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

(b) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

(iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(iv) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

(v) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

(vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

(vii) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(viii) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e).

13. Closing Date of the Reorganization.  The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on September 10, 2009, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14. Termination.

(a) This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii) by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders;

(b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18.

15. Amendment.  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.

16. Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

17. Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:	Surviving Fund:

Randall W. Merk	Randall W. Merk
President, Schwab Capital Trust	President, Schwab Capital Trust
101 Montgomery Street	101 Montgomery Street
San Francisco CA, 94104	San Francisco CA, 94104

with a copy to:	with a copy to:

Timothy W. Levin, Esq.	Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1701 Market Street
Philadelphia, PA 19103	Philadelphia, PA 19103

18. Fees and Expenses.

(a) Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by the Acquired Fund. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Acquired Fund agrees that all such fees and expenses so borne and paid, shall be paid directly by Acquired Fund to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any. In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 14 hereto, CSIM will bear the costs incurred by the Acquired Fund under this Section 18(b).

19. Headings, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d) The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e) A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SCHWAB CAPITAL TRUST, ON BEHALF OF ITS SERIES, THE SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

By:
Name:
Title:

SCHWAB CAPITAL TRUST, ON BEHALF OF ITS SERIES,
THE SCHWAB S&P 500 INDEX FUND

By:
Name:

Title:

SOLELY FOR PURPOSES OF SECTIONS 14(B) AND 18(B), CHARLES SCHWAB INVESTMENT
MANAGEMENT, INC.

By:
Name:

Title:

SCHWAB CAPITAL TRUST
101 Montgomery Street
San Francisco, CA 94104
STATEMENT OF ADDITIONAL INFORMATION
Acquisition of the Assets and Liabilities of
SCHWAB INSTITUTIONAL SELECT S&P 500 FUND
a series of
Schwab Capital Trust
101 Montgomery Street
San Francisco, CA 94104
By and in Exchange for Shares of
SCHWAB S&P 500 INDEX FUND
a series of
Schwab Capital Trust
101 Montgomery Street
San Francisco, CA 94104
July 22, 2009
     This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Schwab Institutional Select S&P 500 Fund (the “Institutional Select Fund” or the “Acquired Fund”) to the Schwab S&P 500 Index Fund (the “S&P 500 Fund” or the “Surviving Fund” and, together with the Institutional Select Fund, the “Funds”) (the “Reorganization”), should be read in conjunction with the Prospectus/Information Statement dated July 22, 2009 relating specifically to the Reorganization (the “Prospectus”). Copies of the Prospectus may be obtained at no charge by calling (800) 435-4000.
     The following documents are incorporated by reference herein:
     1. The Statement of Additional Information of the Trust relating to the Acquired Fund dated February 28, 2009, as amended July 1, 2009.
     2. The Statement of Additional Information of the Trust relating to the Surviving Fund dated February 28, 2009, as amended July 1, 2009.
     3. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Fund’s Annual Report for the period ended October 31, 2008 (the “Acquired Fund Annual Report”). No other parts of the Acquired Fund Annual Report are incorporated herein by reference.
     4. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Fund’s Annual Report for the period ended October 31, 2008 (the “Surviving Fund Annual Report”). No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

     5. The unaudited financial statements of the Acquired Fund included in the Fund’s Semi-Annual Report for the period ended April 30, 2009 (the “Acquired Fund Semi-Annual Report”). No other parts of the Acquired Fund’s Semi-Annual Report are incorporated herein by reference.
     6. The unaudited financial statements of the Surviving Fund included in the Fund’s Semi-Annual Report for the period ended April 30, 2009 (the “Surviving Fund Semi-Annual Report”). No other parts of the Surviving Fund’s Semi-Annual Report are incorporated herein by reference.

2

3

     A. General Information
     The Board of Trustees of the Acquired Fund has approved an Agreement and Plan of Reorganization (the “Plan”), which contemplates the transfer of substantially all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund. Currently, the Surviving Fund offers three separate share classes: Investor Shares, Select Shares and e.Shares. Prior to the Reorganization, these three separate share classes will be combined into a single class of shares of the Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.
     After the transfer of substantially all its assets and liabilities in exchange for shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.
     B. Additional Information about the Acquired Fund and the Surviving Fund
     This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Fund dated February 28, 2009, as amended July 1, 2009, and the Statement of Additional Information of the Trust relating to the Surviving Fund dated February 28, 2009, as amended July 1, 2009.
     C. Financial Statements
     Historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:
     1. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Acquired Fund Annual Report are incorporated herein by reference to such Annual Report. No other parts of the Acquired Fund Annual Report are incorporated herein by reference;
     2. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund Annual Report are incorporated herein by reference to such Annual Report. No other parts of the Surviving Fund Annual Report are incorporated herein by reference;
     3. the unaudited financial statements of the Acquired Fund included in the Acquired Fund Semi-Annual Report are incorporated herein by reference to such Semi-Annual Report. No other parts of the Acquired Fund Semi-Annual Report are incorporated herein by reference; and

4

     4. the unaudited financial statements of the Surviving Fund included in the Surviving Fund Semi-Annual Report are incorporated herein by reference to such Semi-Annual Report. No other parts of the Surviving Fund Semi-Annual Report are incorporated herein by reference.
     D. Pro Forma Financial Information (Unaudited)
     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on April 30, 2009.
     The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of April 30, 2009.
     The unaudited pro forma combined statement of operations for the period ended April 30, 2009, presents the combined results of operations of the Acquired Fund and Surviving Fund for the period ended April 30, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at April 30, 2009. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at April 30, 2009, and for the twelve-month period then ended under accounting principles generally accepted in the United States of America in the investment company industry.
     Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the S&P 500 Fund for pre-combination periods will not be restated. The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.
     As discussed in the Prospectus, prior to the Reorganization, the Surviving Fund’s three share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The pro forma financial information of the S&P 500 Fund in the following tables has been restated to reflect the capitalization of the S&P 500 Fund as if the combination of the S&P 500 Fund’s three share classes into a single class of shares occurred on April 30, 2009.
Pro Forma Schedule of Investments
Institutional Select Fund, S&P 500 Fund and Pro Forma Combined S&P 500 Fund (Surviving Fund)
As of April 30, 2009
(All dollar amounts are x $1,000)

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
COMMON STOCK 98.5% of net assets

Automobiles & Components 0.5% of net assets
Ford Motor Co.*	928,020	5,550	1,432,277	8,565	2,360,297	14,115
General Motors Corp.	180,152	346	355,225	682	535,377	1,028
Harley-Davidson, Inc.	85,625	1,897	143,545	3,181	229,170	5,078
Johnson Controls, Inc.	188,107	3,576	358,952	6,823	547,059	10,399
The Goodyear Tire & Rubber Co.*	71,540	786	105,796	1,163	177,336	1,949
						32,569

5

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
Banks 2.4% of net assets
BB&T Corp.	177,897	4,152	335,116	7,822	513,013	11,974
Comerica, Inc.	43,662	916	95,108	1,995	138,770	2,911
Fifth Third Bancorp	237,604	974	347,725	1,426	585,329	2,400
First Horizon National Corp.	86,170	992	126,147	1,452	212,317	2,444
Hudson City Bancorp, Inc.	160,592	2,017	310,900	3,905	471,492	5,922
Huntington Bancshares, Inc.	104,867	293	217,426	607	322,293	900
KeyCorp	141,943	873	296,955	1,826	438,898	2,699
M&T Bank Corp.	22,743	1,193	47,155	2,473	69,898	3,666
Marshall & Ilsley Corp.	75,109	434	154,183	891	229,292	1,325
People’s United Financial, Inc.	103,800	1,621	205,000	3,202	308,800	4,823
PNC Financial Services Group, Inc.	136,059	5,401	261,219	10,371	397,278	15,772
Regions Financial Corp.	211,714	951	426,331	1,914	638,045	2,865
SunTrust Banks, Inc.	108,380	1,565	227,836	3,290	336,216	4,855
U.S. Bancorp	555,696	10,125	1,059,232	19,299	1,614,928	29,424
Wells Fargo & Co.	1,350,433	27,022	2,486,376	49,752	3,836,809	76,774
Zions Bancorp	40,036	438	68,162	745	108,198	1,183
						169,937

Capital Goods 7.5% of net assets
3M Co.	219,478	12,642	415,741	23,947	635,219	36,589
Caterpillar, Inc.	196,870	7,005	363,792	12,944	560,662	19,949
Cooper Industries Ltd., Class A	55,929	1,834	109,322	3,585	165,251	5,419
Cummins, Inc.	58,854	2,001	121,708	4,138	180,562	6,139
Danaher Corp.	78,168	4,568	145,519	8,504	223,687	13,072
Deere & Co.	134,598	5,554	261,688	10,797	396,286	16,351
Dover Corp.	57,547	1,771	114,923	3,537	172,470	5,308
Eaton Corp.	48,844	2,139	93,395	4,091	142,239	6,230
Emerson Electric Co.	238,867	8,131	462,648	15,748	701,515	23,879
Fastenal Co.	38,815	1,489	58,534	2,245	97,349	3,734
Flowserve Corp.	16,600	1,127	20,000	1,358	36,600	2,485
Fluor Corp.	54,884	2,078	103,898	3,935	158,782	6,013
General Dynamics Corp.	122,328	6,321	236,932	12,242	359,260	18,563
General Electric Co.	3,321,675	42,019	6,237,677	78,907	9,559,352	120,926
Goodrich Corp.	39,178	1,735	74,318	3,291	113,496	5,026
Honeywell International, Inc.	228,129	7,120	441,700	13,785	669,829	20,905
Illinois Tool Works, Inc.	119,841	3,931	240,895	7,901	360,736	11,832
Ingersoll-Rand Co., Ltd., Class A	98,224	2,138	194,677	4,238	292,901	6,376
ITT Corp.	55,518	2,277	112,360	4,608	167,878	6,885
Jacobs Engineering Group, Inc.*	37,400	1,423	60,234	2,291	97,634	3,714
L-3 Communications Holdings, Inc.	35,588	2,710	73,595	5,604	109,183	8,314
Lockheed Martin Corp.	103,439	8,123	200,252	15,726	303,691	23,849
Masco Corp.	107,207	950	236,681	2,097	343,888	3,047
Northrop Grumman Corp.	103,596	5,009	199,871	9,664	303,467	14,673
PACCAR, Inc.	114,830	4,070	227,020	8,046	341,850	12,116
Pall Corp.	37,308	985	48,022	1,268	85,330	2,253
Parker Hannifin Corp.	50,430	2,287	103,306	4,685	153,736	6,972
Precision Castparts Corp.	44,427	3,326	84,100	6,296	128,527	9,622
Raytheon Co.	129,449	5,855	250,739	11,341	380,188	17,196
Rockwell Automation, Inc.	43,080	1,361	88,041	2,781	131,121	4,142
Rockwell Collins, Inc.	47,381	1,817	98,524	3,778	145,905	5,595
Textron, Inc.	74,178	796	154,126	1,654	228,304	2,450
The Boeing Co.	227,639	9,117	440,715	17,651	668,354	26,768
The Manitowoc Co., Inc.	39,400	234	74,100	441	113,500	675
Tyco International Ltd.	41,405	984	84,553	2,009	125,958	2,993
United Technologies Corp.	298,166	14,562	570,169	27,847	868,335	42,409
W.W. Grainger, Inc.	22,128	1,856	40,399	3,389	62,527	5,245
						527,714

Commercial & Professional Supplies 0.7% of net assets
Avery Dennison Corp.	32,219	926	56,457	1,623	88,676	2,549
Cintas Corp.	39,585	1,016	81,991	2,104	121,576	3,120
Equifax, Inc.	37,841	1,103	80,620	2,351	118,461	3,454
Iron Mountain, Inc.*	55,400	1,578	75,000	2,137	130,400	3,715
Monster Worldwide, Inc.*	34,612	478	77,326	1,067	111,938	1,545
Pitney Bowes, Inc.	62,737	1,540	131,854	3,236	194,591	4,776
R.R. Donnelley & Sons Co.	61,522	717	131,347	1,530	192,869	2,247
Republic Services, Inc.	97,101	2,039	156,433	3,285	253,534	5,324

6

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
Robert Half International, Inc.	45,969	1,104	97,973	2,353	143,942	3,457
Stericycle, Inc.*	25,800	1,215	48,000	2,260	73,800	3,475
The Dun & Bradstreet Corp.	16,600	1,351	23,000	1,872	39,600	3,223
Waste Management, Inc.	161,611	4,310	310,505	8,281	472,116	12,591
						49,476

Consumer Durables & Apparel 1.1% of net assets
Centex Corp.	35,337	387	72,629	794	107,966	1,181
Coach, Inc.*	102,212	2,504	207,716	5,089	309,928	7,593
D.R. Horton, Inc.	78,260	1,021	164,056	2,141	242,316	3,162
Eastman Kodak Co.	88,752	271	169,561	517	258,313	788
Fortune Brands, Inc.	45,130	1,774	91,549	3,599	136,679	5,373
Harman International Industries, Inc.	16,056	292	34,500	627	50,556	919
Hasbro, Inc.	49,662	1,324	83,255	2,220	132,917	3,544
Jones Apparel Group, Inc.	24,819	229	52,684	487	77,503	716
KB HOME	21,535	389	38,775	701	60,310	1,090
Leggett & Platt, Inc.	48,491	696	107,903	1,549	156,394	2,245
Lennar Corp., Class A	40,136	391	79,582	775	119,718	1,166
Liz Claiborne, Inc.	25,123	119	61,119	290	86,242	409
Mattel, Inc.	110,427	1,652	222,967	3,336	333,394	4,988
Newell Rubbermaid, Inc.	79,932	835	167,418	1,749	247,350	2,584
NIKE, Inc., Class B	124,620	6,539	236,242	12,396	360,862	18,935
Polo Ralph Lauren Corp.	22,326	1,202	37,700	2,030	60,026	3,232
Pulte Homes, Inc.	62,164	716	122,586	1,411	184,750	2,127
Snap-on, Inc.	21,828	741	35,854	1,216	57,682	1,957
The Black & Decker Corp.	19,154	772	37,550	1,513	56,704	2,285
The Stanley Works	22,145	842	52,574	1,999	74,719	2,841
VF Corp.	25,784	1,528	53,707	3,183	79,491	4,711
Whirlpool Corp.	29,331	1,325	46,691	2,109	76,022	3,434
						75,280

Consumer Services 1.8% of net assets
Apollo Group, Inc., Class A*	39,085	2,461	69,705	4,388	108,790	6,849
Carnival Corp.	138,514	3,723	265,307	7,131	403,821	10,854
Darden Restaurants, Inc.	48,518	1,794	78,430	2,900	126,948	4,694
H&R Block, Inc.	101,711	1,540	157,094	2,378	258,805	3,918
International Game Technology	87,391	1,079	191,469	2,365	278,860	3,444
Marriott International, Inc., Class A	90,760	2,138	183,134	4,315	273,894	6,453
McDonald’s Corp.	355,817	18,962	671,221	35,769	1,027,038	54,731
Starbucks Corp.*	245,152	3,545	462,410	6,686	707,562	10,231
Starwood Hotels & Resorts Worldwide, Inc.	58,195	1,214	120,073	2,505	178,268	3,719
Wyndham Worldwide Corp.	52,921	618	107,943	1,261	160,864	1,879
Wynn Resorts Ltd.*	28,100	1,102	46,000	1,805	74,100	2,907
Yum! Brands, Inc.	151,779	5,062	288,706	9,628	440,485	14,690
						124,369

Diversified Financials 6.3% of net assets
American Capital Ltd.	50,161	155	55,200	171	105,361	326
American Express Co.	370,537	9,345	703,404	17,740	1,073,941	27,085
Ameriprise Financial, Inc.	67,253	1,772	148,061	3,901	215,314	5,673
Bank of America Corp.	2,033,607	18,160	3,837,204	34,266	5,870,811	52,426
Bank of New York Mellon Corp.	363,950	9,273	691,023	17,607	1,054,973	26,880
Capital One Financial Corp.	116,885	1,957	233,489	3,909	350,374	5,866
CIT Group, Inc.	105,814	235	116,838	259	222,652	494
Citigroup, Inc. (a)	1,779,001	5,426	3,356,343	10,237	5,135,344	15,663
CME Group, Inc.	21,847	4,836	41,090	9,095	62,937	13,931
Discover Financial Services	146,049	1,187	300,324	2,442	446,373	3,629
E*TRADE Financial Corp.*	307,695	440	262,898	376	570,593	816
Federated Investors, Inc., Class B	30,095	689	45,911	1,050	76,006	1,739
Franklin Resources, Inc.	45,799	2,770	96,036	5,808	141,835	8,578
IntercontinentalExchange, Inc.*	22,058	1,932	37,700	3,303	59,758	5,235
Invesco Ltd.	114,604	1,687	238,243	3,507	352,847	5,194
Janus Capital Group, Inc.	74,944	752	95,251	955	170,195	1,707
JPMorgan Chase & Co.	1,193,415	39,383	2,251,616	74,303	3,445,031	113,686
Legg Mason, Inc.	41,098	825	81,300	1,632	122,398	2,457
Leucadia National Corp.*	53,051	1,126	119,200	2,531	172,251	3,657
Moody’s Corp.	60,038	1,772	126,591	3,737	186,629	5,509
Morgan Stanley	334,606	7,910	655,048	15,485	989,654	23,395
Northern Trust Corp.	71,784	3,902	136,434	7,417	208,218	11,319
NYSE Euronext	79,600	1,844	163,400	3,786	243,000	5,630

7

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
SLM Corp.*	139,456	674	255,962	1,236	395,418	1,910
State Street Corp.	140,998	4,812	265,928	9,076	406,926	13,888
T. Rowe Price Group, Inc.	78,153	3,011	159,326	6,137	237,479	9,148
The Charles Schwab Corp. (b)	299,895	5,542	582,786	10,770	882,681	16,312
The Goldman Sachs Group, Inc.	159,892	20,546	297,977	38,290	457,869	58,836
The Nasdaq OMX Group, Inc.*	41,100	790	64,000	1,231	105,100	2,021
						443,010

Energy 12.3% of net assets
Anadarko Petroleum Corp.	147,017	6,331	286,332	12,329	433,349	18,660
Apache Corp.	105,957	7,720	194,449	14,168	300,406	21,888
Baker Hughes, Inc.	97,786	3,479	190,241	6,769	288,027	10,248
BJ Services Co.	82,284	1,143	150,775	2,094	233,059	3,237
Cabot Oil & Gas Corp.	31,500	951	59,700	1,802	91,200	2,753
Cameron International Corp.*	66,900	1,711	129,400	3,310	196,300	5,021
Chesapeake Energy Corp.	177,766	3,504	286,300	5,643	464,066	9,147
Chevron Corp.	632,875	41,833	1,219,559	80,613	1,852,434	122,446
ConocoPhillips	467,871	19,183	906,119	37,151	1,373,990	56,334
CONSOL Energy, Inc.	55,318	1,730	104,200	3,259	159,518	4,989
Denbury Resources, Inc.*	71,500	1,164	90,000	1,465	161,500	2,629
Devon Energy Corp.	140,445	7,282	269,713	13,985	410,158	21,267
Diamond Offshore Drilling, Inc.	21,600	1,564	21,000	1,521	42,600	3,085
El Paso Corp.	211,137	1,457	410,934	2,835	622,071	4,292
ENSCO International, Inc.	46,193	1,306	70,400	1,991	116,593	3,297
EOG Resources, Inc.	79,099	5,021	150,907	9,580	230,006	14,601
Exxon Mobil Corp.	1,574,407	104,966	3,052,491	203,510	4,626,898	308,476
Halliburton Co.	284,032	5,743	546,836	11,057	830,868	16,800
Hess Corp.	89,738	4,917	162,202	8,887	251,940	13,804
Marathon Oil Corp.	227,030	6,743	436,722	12,971	663,752	19,714
Massey Energy Co.	21,700	345	66,700	1,061	88,400	1,406
Murphy Oil Corp.	59,865	2,856	97,527	4,653	157,392	7,509
Nabors Industries Ltd.*	86,694	1,319	174,696	2,657	261,390	3,976
National-Oilwell Varco, Inc.*	132,114	4,000	222,610	6,741	354,724	10,741
Noble Corp.	18,333	501	38,482	1,052	56,815	1,553
Noble Energy	54,584	3,098	104,000	5,902	158,584	9,000
Occidental Petroleum Corp.	255,926	14,406	495,524	27,893	751,450	42,299
Peabody Energy Corp.	84,564	2,232	134,400	3,547	218,964	5,779
Pioneer Natural Resources Co.	34,500	798	73,000	1,688	107,500	2,486
Range Resources Corp.	49,400	1,974	88,600	3,541	138,000	5,515
Rowan Cos., Inc.	31,222	487	64,341	1,004	95,563	1,491
Schlumberger Ltd.	378,380	18,537	728,459	35,687	1,106,839	54,224
Smith International, Inc.	66,232	1,712	110,400	2,854	176,632	4,566
Southwestern Energy Co.*	104,600	3,751	189,200	6,785	293,800	10,536
Spectra Energy Corp.	202,875	2,942	356,334	5,167	559,209	8,109
Sunoco, Inc.	35,590	943	72,311	1,917	107,901	2,860
Tesoro Corp.	42,107	642	42,700	651	84,807	1,293
The Williams Cos., Inc.	172,596	2,434	368,102	5,190	540,698	7,624
Valero Energy Corp.	157,455	3,124	322,485	6,398	479,940	9,522
Weatherford International Ltd.*	39,720	661	100,262	1,667	139,982	2,328
XTO Energy, Inc.	183,417	6,357	325,083	11,267	508,500	17,624
						873,129

Food & Staples Retailing 3.3% of net assets
Costco Wholesale Corp.	134,151	6,520	259,841	12,628	393,992	19,148
CVS Caremark Corp.	464,011	14,746	854,940	27,170	1,318,951	41,916
Safeway, Inc.	133,921	2,645	264,175	5,218	398,096	7,863
SUPERVALU, Inc.	61,057	998	124,524	2,036	185,581	3,034
Sysco Corp.	183,662	4,285	355,595	8,296	539,257	12,581
The Kroger Co.	203,311	4,396	393,636	8,510	596,947	12,906
Wal-Mart Stores, Inc.	711,059	35,837	1,331,643	67,115	2,042,702	102,952
Walgreen Co.	318,312	10,004	593,699	18,660	912,011	28,664
Whole Foods Market, Inc.	43,116	894	62,900	1,304	106,016	2,198
						231,262

Food, Beverage & Tobacco 5.7% of net assets
Altria Group, Inc.	647,862	10,580	1,193,829	19,495	1,841,691	30,075
Archer-Daniels-Midland Co.	203,730	5,016	390,669	9,618	594,399	14,634
Brown-Forman Corp., Class B	28,542	1,327	51,186	2,380	79,728	3,707
Campbell Soup Co.	75,998	1,955	120,713	3,105	196,711	5,060
Coca-Cola Enterprises, Inc.	91,595	1,563	173,467	2,959	265,062	4,522

8

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
ConAgra Foods, Inc.	164,694	2,915	286,055	5,063	450,749	7,978
Constellation Brands, Inc., Class A*	55,260	640	117,905	1,367	173,165	2,007
Dean Foods Co.*	44,370	918	43,900	909	88,270	1,827
Dr. Pepper Snapple Group, Inc.*	74,300	1,539	140,000	2,899	214,300	4,438
General Mills, Inc.	106,687	5,408	204,503	10,366	311,190	15,774
H.J. Heinz Co.	107,992	3,717	192,551	6,628	300,543	10,345
Hormel Foods Corp.	19,300	604	30,000	939	49,300	1,543
Kellogg Co.	78,449	3,303	153,585	6,467	232,034	9,770
Kraft Foods, Inc., Class A	461,554	10,800	882,400	20,648	1,343,954	31,448
Lorillard, Inc.	51,279	3,237	103,718	6,548	154,997	9,785
McCormick & Co., Inc.	53,329	1,571	77,973	2,296	131,302	3,867
Molson Coors Brewing Co., Class B	52,680	2,015	72,850	2,786	125,530	4,801
PepsiCo, Inc.	495,756	24,669	927,083	46,132	1,422,839	70,801
Philip Morris International, Inc.	633,262	22,924	1,214,884	43,979	1,848,146	66,903
Reynolds American, Inc.	52,120	1,980	110,078	4,181	162,198	6,161
Sara Lee Corp.	220,312	1,833	442,030	3,678	662,342	5,511
The Coca-Cola Co.	633,176	27,258	1,184,352	50,986	1,817,528	78,244
The Hershey Co.	54,936	1,985	97,892	3,538	152,828	5,523
The J.M. Smucker Co.	51,271	2,020	78,504	3,093	129,775	5,113
The Pepsi Bottling Group, Inc.	43,260	1,353	81,611	2,552	124,871	3,905
Tyson Foods, Inc., Class A	88,388	932	136,402	1,438	224,790	2,370
						406,112

Health Care Equipment & Services 4.2% of net assets
Aetna, Inc.	151,548	3,336	282,132	6,210	433,680	9,546
AmerisourceBergen Corp.	53,491	1,799	102,482	3,448	155,973	5,247
Baxter International, Inc.	193,028	9,362	372,961	18,089	565,989	27,451
Becton, Dickinson & Co.	74,896	4,530	147,494	8,921	222,390	13,451
Boston Scientific Corp.*	470,924	3,960	800,150	6,729	1,271,074	10,689
C.R. Bard, Inc.	30,161	2,160	60,312	4,320	90,473	6,480
Cardinal Health, Inc.	110,553	3,736	216,680	7,322	327,233	11,058
CIGNA Corp.	87,198	1,719	175,110	3,451	262,308	5,170
Coventry Health Care, Inc.*	44,738	712	93,847	1,493	138,585	2,205
Covidien Ltd.	157,006	5,178	302,553	9,978	459,559	15,156
DaVita, Inc.*	32,100	1,489	47,000	2,179	79,100	3,668
DENTSPLY International, Inc.	46,000	1,317	65,000	1,860	111,000	3,177
Express Scripts, Inc.*	78,322	5,010	152,264	9,740	230,586	14,750
Hospira, Inc.*	46,814	1,539	92,968	3,056	139,782	4,595
Humana, Inc.*	52,414	1,508	105,389	3,033	157,803	4,541
IMS Health, Inc.	53,886	677	120,083	1,508	173,969	2,185
Intuitive Surgical, Inc.*	11,300	1,624	22,700	3,263	34,000	4,887
Laboratory Corp. of America Holdings*	31,947	2,049	67,844	4,352	99,791	6,401
McKesson Corp.	83,009	3,071	170,166	6,296	253,175	9,367
Medco Health Solutions, Inc.*	157,856	6,875	302,326	13,166	460,182	20,041
Medtronic, Inc.	349,443	11,182	670,796	21,466	1,020,239	32,648
Patterson Cos., Inc.*	37,603	769	69,444	1,421	107,047	2,190
Quest Diagnostics, Inc.	46,838	2,404	88,042	4,519	134,880	6,923
St. Jude Medical, Inc.*	107,828	3,614	208,159	6,978	315,987	10,592
Stryker Corp.	77,698	3,008	146,742	5,680	224,440	8,688
Tenet Healthcare Corp.*	131,540	296	48,777	110	180,317	406
UnitedHealth Group, Inc.	384,617	9,046	725,993	17,075	1,110,610	26,121
Varian Medical Systems, Inc.*	35,606	1,188	49,000	1,635	84,606	2,823
WellPoint, Inc.*	166,460	7,118	308,969	13,211	475,429	20,329
Zimmer Holdings, Inc.*	67,054	2,950	140,969	6,201	208,023	9,151
Total Health Care Equipment & Services						299,936

Household & Personal Products 2.8% of net assets
Avon Products, Inc.	129,450	2,946	257,470	5,860	386,920	8,806
Colgate-Palmolive Co.	157,020	9,264	302,177	17,829	459,197	27,093
Kimberly-Clark Corp.	129,714	6,374	249,681	12,269	379,395	18,643
The Clorox Co.	42,435	2,379	84,122	4,715	126,557	7,094
The Estee Lauder Cos., Inc., Class A	34,626	1,035	62,600	1,872	97,226	2,907
The Procter & Gamble Co.	925,554	45,760	1,774,636	87,738	2,700,190	133,498
						198,041

Insurance 2.3% of net assets
Aflac, Inc.	142,470	4,116	282,803	8,170	425,273	12,286
American International Group, Inc.	765,327	1,056	1,600,032	2,208	2,365,359	3,264
Aon Corp.	94,810	4,001	178,840	7,547	273,650	11,548
Assurant, Inc.	34,646	847	53,600	1,310	88,246	2,157

9

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
Cincinnati Financial Corp.	51,717	1,239	101,886	2,440	153,603	3,679
Genworth Financial, Inc., Class A	123,626	292	280,038	661	403,664	953
Lincoln National Corp.	103,201	1,160	165,270	1,858	268,471	3,018
Loews Corp.	111,913	2,785	223,303	5,558	335,216	8,343
Marsh & McLennan Cos., Inc.	164,795	3,476	315,984	6,664	480,779	10,140
MBIA, Inc.*	52,289	247	78,224	370	130,513	617
MetLife, Inc.	266,466	7,927	502,911	14,962	769,377	22,889
Principal Financial Group, Inc.	96,855	1,583	158,912	2,597	255,767	4,180
Prudential Financial, Inc.	142,750	4,123	269,281	7,777	412,031	11,900
The Allstate Corp.	169,418	3,953	327,492	7,640	496,910	11,593
The Chubb Corp.	113,253	4,411	217,240	8,461	330,493	12,872
The Hartford Financial Services Group, Inc.	120,958	1,387	194,837	2,235	315,795	3,622
The Progressive Corp.*	219,992	3,361	415,028	6,342	635,020	9,703
The Travelers Cos., Inc.	187,103	7,697	352,357	14,496	539,460	22,193
Torchmark Corp.	33,560	984	58,181	1,706	91,741	2,690
Unum Group	100,002	1,634	213,338	3,486	313,340	5,120
XL Capital Ltd., Class A	108,500	1,032	108,299	1,030	216,799	2,062
						164,829

Materials 3.4% of net assets
Air Products & Chemicals, Inc.	69,847	4,603	131,754	8,683	201,601	13,286
AK Steel Holding Corp.	54,000	702	50,800	661	104,800	1,363
Alcoa, Inc.	325,127	2,949	613,437	5,564	938,564	8,513
Allegheny Technologies, Inc.	27,515	900	53,155	1,740	80,670	2,640
Ashland, Inc.	20,237	444	43,550	956	63,787	1,400
Ball Corp.	29,347	1,107	59,822	2,257	89,169	3,364
Bemis Co., Inc.	27,985	673	59,750	1,436	87,735	2,109
CF Industries Holdings, Inc.*	16,025	1,155	25,000	1,801	41,025	2,956
E.I. du Pont de Nemours & Co.	292,576	8,163	551,828	15,396	844,404	23,559
Eastman Chemical Co.	27,367	1,086	45,991	1,825	73,358	2,911
Ecolab, Inc.	52,033	2,006	105,595	4,071	157,628	6,077
Freeport-McMoRan Copper & Gold, Inc.	127,174	5,424	249,796	10,654	376,970	16,078
International Flavors & Fragrances, Inc.	22,876	714	48,167	1,503	71,043	2,217
International Paper Co.	161,986	2,051	258,603	3,274	420,589	5,325
MeadWestvaco Corp.	49,173	770	104,877	1,642	154,050	2,412
Monsanto Co.	174,574	14,820	329,326	27,956	503,900	42,776
Newmont Mining Corp.	156,834	6,311	295,912	11,908	452,746	18,219
Nucor Corp.	100,596	4,093	189,804	7,723	290,400	11,816
Owens-Illinois, Inc.*	50,900	1,241	80,000	1,951	130,900	3,192
Pactiv Corp.*	41,048	897	79,295	1,733	120,343	2,630
PPG Industries, Inc.	56,587	2,493	102,061	4,496	158,648	6,989
Praxair, Inc.	97,049	7,241	187,730	14,007	284,779	21,248
Sealed Air Corp.	46,258	882	98,210	1,872	144,468	2,754
Sigma-Aldrich Corp.	37,328	1,636	77,926	3,416	115,254	5,052
The Dow Chemical Co.	311,332	4,981	587,403	9,398	898,735	14,379
Titanium Metals Corp.	55,100	374	26,900	183	82,000	557
United States Steel Corp.	44,565	1,183	77,148	2,048	121,713	3,231
Vulcan Materials Co.	33,267	1,582	69,704	3,314	102,971	4,896
Weyerhaeuser Co.	72,742	2,565	127,433	4,493	200,175	7,058
						239,007

Media 2.6% of net assets
CBS Corp., Class B	207,625	1,462	419,711	2,955	627,336	4,417
Comcast Corp., Class A	915,401	14,152	1,727,063	26,700	2,642,464	40,852
Gannett Co., Inc.	66,075	258	138,839	543	204,914	801
Meredith Corp.	15,658	393	17,154	430	32,812	823
News Corp., Class A	727,990	6,013	1,391,611	11,495	2,119,601	17,508
Omnicom Group, Inc.	94,705	2,980	195,442	6,151	290,147	9,131
Scripps Networks Interactive, Class A	23,068	633	39,225	1,076	62,293	1,709
The DIRECTV Group, Inc.*	199,842	4,942	366,460	9,063	566,302	14,005
The Interpublic Group of Cos., Inc.*	133,246	834	256,619	1,606	389,865	2,440
The McGraw-Hill Cos., Inc.	99,856	3,011	195,811	5,904	295,667	8,915
The New York Times Co., Class A	31,047	167	81,287	437	112,334	604
The Walt Disney Co.	587,267	12,861	1,111,116	24,334	1,698,383	37,195
The Washington Post Co., Class B	2,019	845	1,250	523	3,269	1,368
Time Warner Cable, Inc., Class A	114,530	3,691	217,171	6,999	331,701	10,690
Time Warner, Inc.	380,071	8,297	717,003	15,652	1,097,074	23,949
Viacom, Inc., Class B*	188,650	3,630	379,603	7,304	568,253	10,934
						185,341

10

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
Pharmaceuticals, Biotechnology & Life Sciences 9.3% of net assets
Abbott Laboratories	486,581	20,363	924,205	38,678	1,410,786	59,041
Allergan, Inc.	95,936	4,476	185,022	8,633	280,958	13,109
Amgen, Inc.*	330,261	16,008	633,298	30,696	963,559	46,704
Biogen Idec, Inc.*	93,230	4,507	177,761	8,593	270,991	13,100
Bristol-Myers Squibb Co.	623,911	11,979	1,189,853	22,845	1,813,764	34,824
Celgene Corp.*	144,413	6,169	257,500	11,000	401,913	17,169
Cephalon, Inc.*	26,900	1,765	40,000	2,624	66,900	4,389
Eli Lilly & Co.	318,468	10,484	604,055	19,886	922,523	30,370
Forest Laboratories, Inc.*	91,241	1,979	195,423	4,239	286,664	6,218
Genzyme Corp.*	85,041	4,535	162,807	8,683	247,848	13,218
Gilead Sciences, Inc.*	287,381	13,162	551,294	25,249	838,675	38,411
Johnson & Johnson	874,095	45,768	1,655,330	86,673	2,529,425	132,441
King Pharmaceuticals, Inc.*	105,433	831	159,892	1,260	265,325	2,091
Life Technologies Corp.*	53,386	1,991	45,749	1,706	99,135	3,697
Merck & Co., Inc.	663,486	16,083	1,272,857	30,854	1,936,343	46,937
Millipore Corp.*	15,452	913	16,408	970	31,860	1,883
Mylan, Inc.*	88,202	1,169	115,549	1,531	203,751	2,700
PerkinElmer, Inc.	33,580	489	70,980	1,034	104,560	1,523
Pfizer, Inc.	2,119,005	28,310	4,016,667	53,663	6,135,672	81,973
Schering-Plough Corp.	512,575	11,800	946,326	21,784	1,458,901	33,584
Teva Pharmaceutical Industries Ltd. ADR	18,250	801	41,481	1,821	59,731	2,622
Thermo Fisher Scientific, Inc.*	130,738	4,586	251,699	8,830	382,437	13,416
Waters Corp.*	29,184	1,289	60,268	2,662	89,452	3,951
Watson Pharmaceuticals, Inc.*	42,635	1,319	63,811	1,974	106,446	3,293
Wyeth	419,782	17,799	800,282	33,932	1,220,064	51,731
						658,395

Real Estate 1.0% of net assets
Apartment Investment & Management Co., Class A	42,225	308	82,689	604	124,914	912
AvalonBay Communities, Inc.	23,689	1,346	41,310	2,347	64,999	3,693
Boston Properties, Inc.	43,176	2,134	65,600	3,242	108,776	5,376
CB Richard Ellis Group, Inc., Class A*	66,140	496	164,700	1,235	230,840	1,731
Developers Diversified Realty Corp.	38,640	159	42,200	174	80,840	333
Equity Residential	82,130	1,880	165,692	3,793	247,822	5,673
HCP, Inc.	75,700	1,662	134,700	2,957	210,400	4,619
Health Care REIT, Inc.	31,600	1,077	60,000	2,044	91,600	3,121
Host Hotels & Resorts, Inc.	158,004	1,215	349,458	2,687	507,462	3,902
Kimco Realty Corp.	117,559	1,413	184,400	2,216	301,959	3,629
Plum Creek Timber Co., Inc.	50,227	1,734	106,950	3,692	157,177	5,426
ProLogis	158,140	1,441	204,506	1,863	362,646	3,304
Public Storage	39,653	2,651	74,825	5,003	114,478	7,654
Simon Property Group, Inc.	84,095	4,339	161,054	8,310	245,149	12,649
Ventas, Inc.	53,800	1,541	75,000	2,148	128,800	3,689
Vornado Realty Trust	41,871	2,047	76,519	3,741	118,390	5,788
Total Real Estate						71,499

Retailing 3.6% of net assets
Abercrombie & Fitch Co., Class A	28,945	783	55,900	1,513	84,845	2,296
Amazon.com, Inc.*	102,502	8,253	192,488	15,499	294,990	23,752
AutoNation, Inc.*	37,567	665	80,566	1,427	118,133	2,092
AutoZone, Inc.*	14,511	2,414	24,987	4,158	39,498	6,572
Bed Bath & Beyond, Inc.*	89,004	2,708	167,865	5,106	256,869	7,814
Best Buy Co., Inc.	112,566	4,320	212,291	8,148	324,857	12,468
Big Lots, Inc.*	32,158	889	62,909	1,739	95,067	2,628
Dillard’s, Inc., Class A	15,101	116	33,711	260	48,812	376
Expedia, Inc.*	61,626	839	126,600	1,723	188,226	2,562
Family Dollar Stores, Inc.	50,438	1,674	85,892	2,851	136,330	4,525
GameStop Corp., Class A*	47,300	1,427	97,900	2,953	145,200	4,380
Genuine Parts Co.	48,585	1,650	102,653	3,486	151,238	5,136
J.C. Penney Co., Inc.	69,337	2,128	135,584	4,161	204,921	6,289
Kohl’s Corp.*	97,329	4,414	188,281	8,539	285,610	12,953
Limited Brands, Inc.	105,748	1,208	189,987	2,170	295,735	3,378
Lowe’s Cos., Inc.	467,088	10,042	881,200	18,946	1,348,288	28,988
Macy’s, Inc.	149,636	2,047	272,190	3,724	421,826	5,771
Nordstrom, Inc.	59,114	1,338	109,382	2,475	168,496	3,813
O’Reilly Automotive, Inc.*	42,900	1,667	84,000	3,263	126,900	4,930
Office Depot, Inc.*	197,044	510	167,083	433	364,127	943
RadioShack Corp.	59,379	836	79,067	1,113	138,446	1,949
Sears Holdings Corp.*	22,551	1,409	40,075	2,503	62,626	3,912

11

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
Staples, Inc.	220,172	4,540	426,397	8,792	646,569	13,332
Target Corp.	241,989	9,984	456,519	18,836	698,508	28,820
The Gap, Inc.	152,063	2,363	294,399	4,575	446,462	6,938
The Home Depot, Inc.	540,343	14,222	1,019,607	26,836	1,559,950	41,058
The Sherwin-Williams Co.	35,885	2,033	60,651	3,435	96,536	5,468
The TJX Cos., Inc.	139,064	3,890	262,389	7,339	401,453	11,229
Tiffany & Co.	46,620	1,349	74,308	2,150	120,928	3,499
						257,871

Semiconductors & Semiconductor Equipment 2.5% of net assets
Advanced Micro Devices, Inc.*	177,468	641	301,471	1,088	478,939	1,729
Altera Corp.	104,352	1,702	194,494	3,172	298,846	4,874
Analog Devices, Inc.	91,332	1,943	179,122	3,812	270,454	5,755
Applied Materials, Inc.	414,573	5,062	820,999	10,024	1,235,572	15,086
Broadcom Corp., Class A*	143,737	3,333	274,481	6,365	418,218	9,698
Intel Corp.	1,771,579	27,955	3,333,326	52,600	5,104,905	80,555
KLA-Tencor Corp.	53,014	1,471	110,567	3,067	163,581	4,538
Linear Technology Corp.	72,630	1,582	136,338	2,970	208,968	4,552
LSI Corp.*	180,938	695	250,138	961	431,076	1,656
MEMC Electronic Materials, Inc.*	84,627	1,371	105,100	1,703	189,727	3,074
Microchip Technology, Inc.	66,723	1,535	92,700	2,132	159,423	3,667
Micron Technology, Inc.*	190,562	930	425,213	2,075	615,775	3,005
National Semiconductor Corp.	79,645	985	132,830	1,643	212,475	2,628
Novellus Systems, Inc.*	37,937	685	62,474	1,128	100,411	1,813
NVIDIA Corp.*	170,032	1,952	324,850	3,729	494,882	5,681
Teradyne, Inc.*	59,066	351	119,683	711	178,749	1,062
Texas Instruments, Inc.	411,534	7,432	789,420	14,257	1,200,954	21,689
Xilinx, Inc.	93,595	1,913	172,868	3,533	266,463	5,446
						176,508

Software & Services 6.9% of net assets
Adobe Systems, Inc.*	174,354	4,769	322,522	8,821	496,876	13,590
Affiliated Computer Services, Inc., Class A*	34,575	1,673	58,472	2,829	93,047	4,502
Akamai Technologies, Inc.*	53,941	1,188	49,500	1,090	103,441	2,278
Autodesk, Inc.*	83,335	1,662	142,646	2,844	225,981	4,506
Automatic Data Processing, Inc.	165,233	5,816	306,040	10,773	471,273	16,589
BMC Software, Inc.*	64,438	2,234	120,001	4,160	184,439	6,394
CA, Inc.	118,830	2,050	248,295	4,283	367,125	6,333
Citrix Systems, Inc.*	57,463	1,639	101,545	2,897	159,008	4,536
Cognizant Technology Solutions Corp., Class A*	92,548	2,294	176,300	4,370	268,848	6,664
Computer Sciences Corp.*	47,587	1,759	94,953	3,509	142,540	5,268
Compuware Corp.*	96,468	722	179,317	1,341	275,785	2,063
Convergys Corp.*	46,132	466	85,006	859	131,138	1,325
eBay, Inc.*	337,483	5,558	653,586	10,765	991,069	16,323
Electronic Arts, Inc.*	102,073	2,077	189,219	3,851	291,292	5,928
Fidelity National Information Services, Inc.	70,534	1,259	102,300	1,826	172,834	3,085
Fiserv, Inc.*	48,755	1,820	100,097	3,736	148,852	5,556
Google, Inc., Class A*	75,787	30,009	141,971	56,216	217,758	86,225
Intuit, Inc.*	101,933	2,358	197,876	4,577	299,809	6,935
MasterCard, Inc., Class A	24,200	4,439	43,900	8,053	68,100	12,492
McAfee, Inc.*	45,900	1,723	90,000	3,379	135,900	5,102
Microsoft Corp.	2,427,833	49,188	4,613,998	93,480	7,041,831	142,668
Novell, Inc.*	101,560	382	220,687	830	322,247	1,212
Oracle Corp.	1,213,310	23,465	2,331,376	45,089	3,544,686	68,554
Paychex, Inc.	103,535	2,796	198,430	5,360	301,965	8,156
Salesforce.com, Inc.*	29,936	1,282	47,435	2,031	77,371	3,313
Symantec Corp.*	271,496	4,683	513,854	8,864	785,350	13,547
Total System Services, Inc.	57,000	711	118,200	1,474	175,200	2,185
VeriSign, Inc.*	60,925	1,254	117,700	2,422	178,625	3,676
Western Union Co.	228,763	3,832	442,962	7,420	671,725	11,252
Yahoo!, Inc.*	441,264	6,306	787,491	11,253	1,228,755	17,559
Total Software & Services						487,816

Technology Hardware & Equipment 8.8% of net assets
Agilent Technologies, Inc.*	109,399	1,998	220,967	4,035	330,366	6,033
Amphenol Corp., Class A	52,100	1,763	72,000	2,437	124,100	4,200
Apple, Inc.*	282,135	35,501	532,505	67,005	814,640	102,506
Ciena Corp.*	25,233	302	47,466	567	72,699	869
Cisco Systems, Inc.*	1,846,360	35,672	3,498,668	67,594	5,345,028	103,266
Corning, Inc.	492,033	7,194	943,854	13,799	1,435,887	20,993

12

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
Dell, Inc.*	620,686	7,212	1,041,999	12,108	1,662,685	19,320
EMC Corp.*	635,104	7,958	1,232,341	15,441	1,867,445	23,399
FLIR Systems, Inc.*	48,000	1,065	80,000	1,774	128,000	2,839
Harris Corp.	38,300	1,171	80,000	2,446	118,300	3,617
Hewlett-Packard Co.	758,335	27,285	1,456,373	52,400	2,214,708	79,685
International Business Machines Corp.	424,403	43,803	802,287	82,804	1,226,690	126,607
Jabil Circuit, Inc.	59,901	485	108,685	880	168,586	1,365
JDS Uniphase Corp.*	64,192	296	125,689	580	189,881	876
Juniper Networks, Inc.*	157,365	3,407	305,100	6,606	462,465	10,013
Lexmark International, Inc., Class A*	29,317	575	53,391	1,048	82,708	1,623
Molex, Inc.	39,918	665	85,448	1,425	125,366	2,090
Motorola, Inc.	720,154	3,982	1,388,000	7,676	2,108,154	11,658
NetApp, Inc.*	103,281	1,890	208,093	3,808	311,374	5,698
QLogic Corp.*	53,045	752	92,672	1,314	145,717	2,066
QUALCOMM, Inc.	526,787	22,294	986,578	41,752	1,513,365	64,046
SanDisk Corp.*	65,824	1,035	109,800	1,726	175,624	2,761
Sun Microsystems, Inc.*	234,931	2,152	483,538	4,429	718,469	6,581
Tellabs, Inc.*	166,699	873	266,357	1,396	433,056	2,269
Teradata Corp.*	51,247	857	108,424	1,813	159,671	2,670
Tyco Electronics Ltd.	139,306	2,429	281,553	4,910	420,859	7,339
Xerox Corp.	264,522	1,616	540,916	3,305	805,438	4,921
						619,310

Telecommunication Services 3.6% of net assets
American Tower Corp., Class A*	125,300	3,979	211,700	6,724	337,000	10,703
AT&T, Inc.	1,851,394	47,433	3,500,842	89,692	5,352,236	137,125
CenturyTel, Inc.	34,476	936	68,817	1,868	103,293	2,804
Embarq Corp.	43,282	1,582	93,293	3,411	136,575	4,993
Frontier Communications Corp.	101,315	720	197,963	1,407	299,278	2,127
Qwest Communications International, Inc.	447,218	1,740	954,223	3,712	1,401,441	5,452
Sprint Nextel Corp.*	911,731	3,975	1,782,577	7,772	2,694,308	11,747
Verizon Communications, Inc.	898,272	27,254	1,693,606	51,384	2,591,878	78,638
Windstream Corp.	130,129	1,080	261,945	2,174	392,074	3,254
						256,843

Transportation 2.1% of net assets
Burlington Northern Santa Fe Corp.	92,371	6,233	170,459	11,502	262,830	17,735
C.H. Robinson Worldwide, Inc.	53,895	2,865	87,200	4,635	141,095	7,500
CSX Corp.	125,491	3,713	248,206	7,344	373,697	11,057
Expeditors International of Washington, Inc.	67,100	2,329	99,500	3,454	166,600	5,783
FedEx Corp.	98,519	5,513	187,949	10,518	286,468	16,031
Norfolk Southern Corp.	119,568	4,266	229,224	8,179	348,792	12,445
Ryder System, Inc.	26,009	720	34,193	947	60,202	1,667
Southwest Airlines Co.	275,635	1,924	450,801	3,147	726,436	5,071
Union Pacific Corp.	159,234	7,825	307,341	15,103	466,575	22,928
United Parcel Service, Inc., Class B	314,953	16,485	596,665	31,229	911,618	47,714
						147,931

Utilities 3.8% of net assets
Allegheny Energy, Inc.	49,855	1,292	100,525	2,606	150,380	3,898
Ameren Corp.	69,390	1,597	124,330	2,862	193,720	4,459
American Electric Power Co., Inc.	147,367	3,888	245,935	6,488	393,302	10,376
CenterPoint Energy, Inc.	102,929	1,095	172,437	1,835	275,366	2,930
CMS Energy Corp.	67,313	809	116,771	1,404	184,084	2,213
Consolidated Edison, Inc.	87,096	3,234	149,269	5,542	236,365	8,776
Constellation Energy Group, Inc.	63,674	1,533	109,191	2,629	172,865	4,162
Dominion Resources, Inc.	180,848	5,455	351,016	10,587	531,864	16,042
DTE Energy Co.	49,098	1,452	102,614	3,034	151,712	4,486
Duke Energy Corp.	399,209	5,513	766,889	10,591	1,166,098	16,104
Dynegy, Inc., Class A*	131,596	234	247,112	440	378,708	674
Edison International	98,426	2,806	204,467	5,829	302,893	8,635
Entergy Corp.	60,280	3,904	116,073	7,518	176,353	11,422
EQT Corp.	39,200	1,318	78,000	2,623	117,200	3,941
Exelon Corp.*	208,326	9,610	396,464	18,289	604,790	27,899
FirstEnergy Corp.	96,892	3,963	185,163	7,573	282,055	11,536
FPL Group, Inc.	129,188	6,949	250,250	13,461	379,438	20,410
Integrys Energy Group, Inc.	20,415	539	27,779	734	48,194	1,273
Nicor, Inc.	13,226	425	20,782	668	34,008	1,093
NiSource, Inc.	80,406	884	161,756	1,778	242,162	2,662
Northeast Utilities	48,100	1,011	65,000	1,366	113,100	2,377

13

	Institutional Select		S& P 500		Pro Forma Combined S&P 500
	S& P 500 Fund		Index Fund		Index Fund (Surviving Fund)
	Number of	Market	Number of	Market	Number of	Market Value
	Shares	Value ($)	Shares	Value ($)	Shares	($)
Pepco Holdings, Inc.	65,100	778	99,700	1,191	164,800	1,969
PG&E Corp.	115,950	4,304	219,856	8,161	335,806	12,465
Pinnacle West Capital Corp.	29,616	811	51,445	1,409	81,061	2,220
PPL Corp.	119,228	3,566	227,042	6,791	346,270	10,357
Progress Energy, Inc.	85,767	2,926	158,192	5,397	243,959	8,323
Public Service Enterprise Group, Inc.	157,096	4,688	310,174	9,256	467,270	13,944
Questar Corp.	51,391	1,527	98,900	2,939	150,291	4,466
SCANA Corp.	35,800	1,082	55,000	1,662	90,800	2,744
Sempra Energy	81,552	3,753	156,317	7,194	237,869	10,947
Southern Co.	246,516	7,120	464,409	13,412	710,925	20,532
TECO Energy, Inc.	67,915	719	114,004	1,207	181,919	1,926
The AES Corp.*	202,539	1,432	414,310	2,929	616,849	4,361
Wisconsin Energy Corp.	35,300	1,411	65,000	2,597	100,300	4,008
Xcel Energy, Inc.	144,032	2,656	246,254	4,541	390,286	7,197
Total Utilities						270,827
Total Common Stock (Cost $8,098,603)						6,967,012

	Face	Market	Face	Market	Face Amount	Market Value
	Amount($)	Value ($)	Amount($)	Value ($)	($)	($)
SHORT-TERM INVESTMENTS 1.3% of net asets
Commercial Paper & Other Obligation 1.0% of net assets
Citibank, New York Time Deposit	42,792	42,792	28,456	28,456	71,248	71,248
0.03%, 05/01/09

U.S. Treasury Obligations 0.3% of net assets
U.S. Treasury Bills
0.05%, 06/18/09 (c)	2,394	2,393	—	—	2,394	2,393
0.10%, 06/18/09 (c)	503	503	253	253	756	756
0.14%, 06/18/09 (c)	50	50	—	—	50	50
0.15%, 06/18/09 (c)	1,250	1,250	1,700	1,700	2,950	2,950
0.16%, 06/18/09 (c)	7,000	7,000	3,000	2,998	10,000	9,998
0.17%, 06/18/09 (c)	300	300	550	550	850	850
						16,997

Total Short-Term Investments (Cost $88,245)						88,245

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	4,286,285	4,286	9,834,058	9,834	14,120,343	14,120

Total Collateral Invested for Securities on Loan (Cost $14,120)						14,120

In addition to the above, the fund held the following at 04/30/09. All numbers are x 1,000 except number of futures contracts.

					Number of	Contract
Futures Contract					Contracts	Value
S&P 500 Index, e-mini, Long, expires 06/19/09	1,700	73,950	500	21,750	2,200	95,700
At 04/30/09, the tax basis cost of the fund’s investments was $8,240,063 and the unrealized appreciation and depreciation were $1,200,449 and ($2,385,255), with a net unrealized depreciation of ($1,184,806).

*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	Issuer is affiliated with the fund’s adviser.

(c)	All or a portion of this security is held as collateral for open futures contracts.

14

Pro Forma Statement of Assets and Liabilities (Unaudited)
Institutional Select Fund, S&P 500 Fund and Pro Forma S&P 500 Fund
As of April 30, 2009
(All numbers are x 1,000 except NAV)

					Pro Forma
					Combined
					S&P 500
	Institutional	S&P 500	Pro Forma		Fund (Surviving
	Select Fund	Fund	Adjustments		Fund)

Assets

Investments, at value including securities on loan of $13,252 (cost $8,186,848)	$2,468,211	$4,587,046			$7,055,257
Collateral invested for securities on loan	4,286	9,834			14,120
Receivables:
Fund shares sold	21,110	3,579			24,689
Dividends	3,393	6,592			9,985
Income from securities on loan	270	620			890
Due from brokers for futures	33	2			35
Foreign tax reclaims	6	13			19
Prepaid expenses	7	15			22

Total assets	2,497,316	4,607,701			7,105,017

Liabilities
Collateral held for securities on loan	4,286	9,834			14,120
Payables:
Fund shares redeemed	2,025	17,314			19,339
Transfer agent and shareholder services fees	15	59			74
Investment advisers and administrators fees	—	36			36
Trustees’ fees	2	4			6
Accrued expenses	119	225			344

Total liabilities	6,447	27,472			33,919

Net Assets
Total assets	2,497,316	4,607,701			7,105,017
Total liabilities	6,447	27,472			33,919

Net assets	$2,490,869	$4,580,229			$7,071,098

Net Assets by Source
Capital received from investors	3,475,720	5,724,134			9,199,854
Net investment income not yet distributed	18,329	35,881			54,210
Net realized capital losses	(165,491)	(895,351)			(1,060,842)
Net unrealized capital losses	(837,689)	(284,435)			(1,122,124)

Net Asset Value (NAV) by Share Class

Investor Shares:
Net Assets		$2,209,167
Shares Outstanding		163,235
Net Asset Value		$13.53

Select Shares:
Net Assets	$2,490,869	$2,236,618	$2,343,611	*	$7,071,098
Shares Outstanding	359,709	164,751	356,111	**	520,862
Net Asset Value	$6.92	$13.58			$13.58

e.Shares:
Net Assets		$134,444
Shares Outstanding		9,936
Net Asset Value		$13.53

*	Represents the total value of Investor Shares and e.Shares in the S&P 500 Fund that will be combined into Select Shares prior to the Reorganization as if the combination of the three share classes into a single class of shares occurred on April 30, 2009.

**	Reflects an adjustment of 183,479 shares outstanding for the Institutional Select Fund due to the Reorganization, and 162,729 shares for Investor Shares and 9,903 shares of e.Shares that are combined into Select Shares.

15

Pro Forma Statement of Operations
Institutional Select Fund, S&P 500 Fund and Pro Forma S&P 500 Fund
For the Year Ended April 30, 2009
(All numbers are x $1,000)

					Pro Forma
					Combined S&P
	Institutional				500 Fund
	Select	S&P 500	Pro Forma		(Surviving
	Fund	Fund	Adjustments		Fund)

Investment Income
Dividends	$63,828	$144,279			$208,107
Interest	642	96			738
Securities on loan	1,352	2,267			3,619

Total investment income	65,822	146,642			212,464

Net Realized Gains and Losses

Net realized losses on investments	(76,640)	(90,902)			(167,542)
Net realized losses on futures contracts	(31,074)	(10,404)			(41,478)
Net realized losses on foreign currency transactions	—	(1)			(1)

Net realized losses	(107,714)	(101,307)			(209,021)

Net Unrealized Gains and Losses

Net unrealized losses on investments	(1,060,133)	(2,600,500)			(3,660,633)
Net unrealized losses on futures contracts	7,148	2,605			9,753
Net unrealized losses on foreign currency translations	—	(1)			(1)

Net unrealized losses	(1,052,985)	(2,597,896)			(3,650,881)

Expenses
Investment advisor and administrator fees	2,565	5,205			7,770
Transfer agent and shareholder service fees
Investor Shares	—	6,442			6,442
Select Shares	2,516	2,795			5,311
e.Shares	—	172			172
Shareholder reports	57	353			410
Portfolio accounting fees	95	158	(33	)(a)	220
Registration fees	273	129			402
Custodian fees	81	139			220
Professional fees	41	69	(29	)(b)	81
Merger Costs(d)	85	—			85
Trustees’ fees	36	43	(5	)(c)	79
Interest expense	—	56			56
Other expenses	50	153			203

Total expenses	5,799	15,714	(67)		21,451

Expense reduction by adviser and Schwab	(3,284)	(672)	67		(3,894)

Net expenses	2,515	15,042	—		17,557

Increase (Decrease) in Net Assets from Operations

Total investment income	65,822	146,642			212,464
Net expenses	(2,515)	(15,042)			(17,557)

Net investment income	63,307	131,600			194,907
Net realized losses	(107,714)	(101,307)			(209,021)
Net unrealized losses	(1,052,985)	(2,597,896)			(3,650,881)

Decrease in net assets from operations	($1,097,392)	($2,567,603)			($3,664,995)

[a,b,c,d]	See Item 4 of the Notes to the Pro Forma Combined Financial Statements on the following pages for further explanation of these adjustments.

16

Notes to the Pro Forma Combined Financial Statements
April 30, 2009
1. BASIS OF COMBINATION
     The unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments (“Pro Forma Statements”) as of April 30, 2009, and the related Pro Forma Combined Statement of Operations for the annual period ended April 30, 2009, reflect the accounts of the Schwab Institutional Select S&P 500 Fund (the “Institutional Select Fund” or the “Acquired Fund”) and Schwab S&P 500 Index Fund (the “S&P 500 Fund” or the “Surviving Fund”, and collectively with the Acquired Fund, the “Funds”), each a series of Schwab Capital Trust (the “Trust”). The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Acquired Fund’s shares as of the close of business on April 30, 2009.
     The Pro Forma Statements give effect to the proposed transfer of substantially all assets and liabilities of the Acquired Fund in exchange for shares of the Surviving Fund. In conjunction with the reorganization, the S&P 500 Fund is the Surviving Fund. Prior to the Reorganization, the Surviving Fund’s three share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The pro forma financial information of the S&P 500 Fund has been restated to reflect the capitalization of the S&P 500 Fund as if the combination of the S&P 500 Fund’s three share classes into a single class of shares occurred on April 30, 2009.
     The Pro Forma Statements should be read in conjunction with the historical financial statements of the Surviving Fund and the Acquired Fund included in their respective Annual and Semi-Annual Reports.
2. SIGNIFICANT ACCOUNTING POLICIES
General—The accounting policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation—The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:
•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values are adjusted for changes in value that may occur between the close of a foreign exchange and the time at which Funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

•	Futures and Forwards: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

17

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.
3. CAPITAL SHARES
     The Pro Forma Combined net asset value per share assumes the issuance of additional shares of the Surviving Fund which would have been issued at April 30, 2009, in connection with the proposed reorganization. Assuming a merger date of April 30, 2009, shareholders of the Institutional Select Fund would have received 0.5101 shares of the S&P 500 Fund in exchange for 1 share of the Institutional Select Fund. The Pro Forma Statements assume that all shares of the Acquired Fund outstanding on April 30, 2009, were exchanged, tax free, for shares of the Surviving Fund.
4. PRO FORMA OPERATING EXPENSES
The pro forma adjustments to these pro forma financial statements are comprised of:
(a)	Adjustment to eliminate certain duplicated accounting/administration fees.

(b)	Adjustment to eliminate duplicate audit fees.

(c)	Adjustment to eliminate duplicate trustee fees.

(d)	Expenses related to the preparation and assembly of the Prospectus/Information Statement and all mailing and other expenses associated with the reorganization. These expenses will be borne by the shareholders of the Acquired Fund.
 5. TAX MATTERS
     It is the policy of the Trust that each of the Funds qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain for the twelve-month period ending October 31 and net investment income for the calendar year ending December 31. Under the terms of the Plan of Reorganization, this reorganization should be treated as a tax-free business combination.
6. FUND EXPENSES
     Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. (CSIM), the investment adviser, have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Surviving Fund to 0.09% for so long as CSIM serves as investment adviser to the Fund. This agreement may only be amended or terminated with the approval of the Fund’s Board of Trustees.
7. NEW ACCOUNTING STANDARDS
     The Funds adopted Financial Accounting Standard Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective April 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds’ financial statements.
Various inputs are used in determining the value of a Fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2009:

18

(All numbers x $1,000)

	Institutional Select		S&P 500		Combined S&P 500
	S&P 500 Fund		Index Fund		Index Fund
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1	$2,413,924	$6,862	$4,553,088	$2,605	$6,967,012	$9,467
Level 2	54,287	—	33,958	—	—	—
Level 3	—	—	—	—	—	—

	$2,468,211	$6,862	$4,587,046	$2,605	$6,967,012	$9,467

*	Other Financial Instruments are forward contracts which are not included in Portfolio Holdings and are valued at unrealized appreciation or depreciation.
     E. Miscellaneous
     Independent Registered Public Accounting Firm
     The audited financial statements of the Funds incorporated by reference into this SAI have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their reports thereon, which are included in the Funds’ Annual Reports.

19

PART C
OTHER INFORMATION
Item 15 Indemnification
     Article VIII of Registrant’s Amended and Restated Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. The relevant language of the Declaration of Trust reads as follows:
“Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
Indemnification Not Exclusive
Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”
Item 16 Exhibits

(1)	Articles of Incorporation	Amended and Restated Agreement and Declaration of Trust, dated November 29, 2005 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 81”).

(2)	By-Laws	Amended and Restated By-Laws of the Registrant adopted as of November 16, 2004 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 11, 2005 (hereinafter referred to as “PEA No. 70”).

(3)	Voting Trust Agreements	Not Applicable.

(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.

(5)(a)(1)	Instruments Defining rights of Security Holders	Reference is made to Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and Article IX, Sections 1, 5 and 7 of the Amended and Restated Agreement and Declaration of Trust, referenced in Exhibit 1 above.

(5)(a)(2)		Reference is made to Articles 9 and 11 of the Amended and Restated Bylaws referenced in Exhibit 2, above.

(6)(a)(1)	Investment Advisory Contracts	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (“Investment Adviser”), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 17, 1997 (hereinafter referred to as “PEA No. 21”).

(6)(a)(2)		Amended Schedules A and B to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser, are incorporated herein by reference to Exhibit (D)(ii) of Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 29, 2008 (hereinafter referred to as “PEA No. 96”).

(6)(b)(1)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc., is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on May 30, 2002 (hereinafter referred to as “PEA No. 48”).

(6)(b)(2)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Gardner Lewis Asset Management LP dated November 23, 2004, is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 25, 2005.

(6)(b)(3)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Harris Associates LP dated January 11, 2002, is incorporated herein by reference to Exhibit (d)(x) of PEA No. 48.

(6)(b)(4)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TASHO Investment LLC, operating as TAMRO Capital Partners, LLC, dated July 1, 2007, is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2009 (hereinafter referred to as “PEA No. 98”).

(6)(b)(5)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company dated January 14, 2002, is incorporated herein by reference to Exhibit (d)(xiii) of PEA No. 48.

(6)(b)(6)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management Inc. dated January 22, 2002, is incorporated herein by reference to Exhibit (d)(xiv) of PEA No. 48.

(6)(b)(7)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, L.P. dated January 31, 2002, is incorporated herein by reference to Exhibit (d)(xv) of PEA No. 48.

(6)(b)(8)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, L.L.C. dated January 31, 2002, is incorporated herein by reference to Exhibit (d)(xvii) of PEA No. 48.

(6)(b)(9)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Mondrian Investment Partners Limited dated May 24, 2006, is incorporated herein by reference to Exhibit (d)(xiv) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 28, 2007 (hereinafter referred to as “PEA No. 83”).

(6)(b)(10)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Wentworth, Hauser & Violich dated May 23, 2006, is incorporated herein by reference to Exhibit (d)(xv) of PEA No. 83.

(6)(b)(11)	Investment Sub-Advisory Agreement between Investment Adviser and Neuberger Berman Management LLC, dated May 4, 2009, is incorporated herein by reference to Exhibit (6)(b)(11) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(6)(b)(12)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc., dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 26, 2004 (hereinafter referred to as “PEA No. 60”).

(6)(b)(13)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Harris Associates LP, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxii) of PEA No. 60.

(6)(b)(14)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company, dated March 24, 2003, is incorporated herein by reference to Exhibit (d)(xxv) of PEA No. 60.

(6)(b)(15)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management Inc., dated March 20, 2003, is incorporated herein by reference to Exhibit (d)(xxvi) of PEA No. 60.

(6)(b)(16)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, LP, dated April 8, 2003, is incorporated herein by reference to Exhibit (d)(xxvii) of PEA No. 60.

(6)(b)(17)	Amendment to Investment Sub-Advisory Agreement among Registrant,

Investment Adviser, and William Blair & Company, LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix) of PEA No. 60.

(6)(b)(18)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc., dated January 11, 2005, is incorporated herein by reference to Exhibit (d)(xxx) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 25, 2005 (hereinafter referred to as “PEA No. 75”).

(6)(b)(19)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Harris Associates LP, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxii) of PEA No. 75.

(6)(b)(20)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxv) of PEA No. 75.

(6)(b)(21)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management, Inc., dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvi) of PEA No. 75.

(6)(b)(22)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, L.P., dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvii) of PEA No. 75.

(6)(b)(23)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, LLC, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxix) of PEA No. 75.

(6)(c)(1)		Letter Agreement between Registrant, on behalf of certain of its funds and the Schwab 1000 Fund, and the Investment Adviser dated February 24, 2009, is incorporated herein by reference to Exhibit (d)(xxi) of Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 29, 2009 (hereinafter referred to as “PEA No. 99”).

(6)(c)(2)		Letter Agreement between Registrant, on behalf of the Schwab Monthly Income Funds, and the Investment Adviser, dated February 27, 2009, is incorporated herein by reference to Exhibit (d)(xxii) of PEA No. 99.

(6)(c)(3)		Expense Limitation Agreement by and between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (“Schwab”) dated July 1, 2009 is filed herewith.

(7)(a)(1)	Underwriting Contracts	Distribution Agreement between Registrant and Schwab dated July 21, 1993 is incorporated herein by reference to Exhibit 6(a) of PEA No. 21.

(7)(a)(2)		Amended Schedule A to the Distribution Agreement between Registrant and Schwab is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 96.

(8)	Bonus or Profit Sharing Contracts	Not applicable.

(9)(a)(1)	Custodian Agreements	Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co. dated June 29, 2001, is incorporated herein by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on June 30, 2003.

(9)(a)(2)		Amended Schedule A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated July 1, 2003, is incorporated herein by reference to Exhibit (g)(viii) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on July 16, 2003.

(9)(b)(1)		Amended and Restated Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2006 (hereinafter referred to as “PEA No. 79”).

(10)(a)	Rule 18f-3 Plan	Amended and Restated Multiple Class Plan, adopted on February 28, 1996, amended and restated as of February 28, 2007 is incorporated herein by reference to Exhibit (o)(i) of Post-Effective Amendment No. 84 to Registrant’s Registration State on Form N-1A (File No. 811-7704), electronically filed with the SEC on March 30, 2007.

(10)(b)		Amended Schedule A to the Amended and Restated Multiple Class Plan referenced at Exhibit (10)(a) above is incorporated herein by reference to Exhibit (o)(ii) of PEA No. 96.

(11)	Legal Opinion	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is incorporated herein by reference to Exhibit (11) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(12)	Tax Opinion	Form of Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters is incorporated herein by reference to Exhibit (12) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(13)(a)(1)	Other material contracts	License Agreement between Registrant and Standard & Poor’s is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 26, 1999.

(13)(b)(1)		Transfer Agency Agreement between Registrant and Schwab, dated July 21, 1993, is incorporated herein by reference to Exhibit 8(j) of PEA No. 21.

(13)(b)(2)		Amended Schedules A and C to the Transfer Agency Agreement between Registrant and Schwab are incorporated herein by reference to Exhibit (d)(ii) of PEA No. 96.

(13)(c)(1)		Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to Exhibit 8(l) of PEA No. 21.

(13)(c)(2)		Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab are incorporated herein by reference to Exhibit (d)(ii) of PEA No. 96.

(13)(d)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(i) of PEA No. 79.

(14)(a)(1)	Other opinions and consent	Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to Exhibit (14)(a)(1) of the Registration Statement on Form N-14 (File No. 333-160048).

(14)(a)(2)		Consent of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (14)(a)(2) of the Registration Statement on Form N-14 (File No. 333-160048).

(15)	Omitted financial statements	Not applicable.

(16)(a)(1)	Powers of attorney	Power of Attorney executed by Mariann Byerwalter is incorporated herein by reference to Exhibit (16)(a)(1) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(2)		Power of Attorney executed by William A. Hasler is incorporated herein by reference to Exhibit (16)(a)(2) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(3)		Power of Attorney executed by Gerald B. Smith is incorporated herein by reference to Exhibit (16)(a)(3) of the Registrant’s Registration Statement on Form m N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(4)		Power of Attorney executed by Charles R. Schwab is incorporated herein by reference to Exhibit (16)(a)(4) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(5)		Power of Attorney executed by Donald R. Stephens is incorporated herein by reference to Exhibit (16)(a)(5) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(6)		Power of Attorney executed by Randall W. Merk is incorporated herein by reference to Exhibit (16)(a)(6) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(7)		Power of Attorney executed by George Pereira is incorporated herein by reference to Exhibit (16)(a)(7) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(8)		Power of Attorney executed by Walter W. Bettinger, II is incorporated herein by reference to Exhibit (16)(a)(8) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(9)		Power of Attorney executed by Joseph Wender is incorporated herein by reference to Exhibit (16)(a)(9) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(10)		Power of Attorney executed by John F. Cogan is incorporated herein by reference to Exhibit (16)(a)(10) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(16)(a)(11)		Power of Attorney executed by Michael W. Wilsey is incorporated herein by reference to Exhibit (16)(a)(11) of the Registrant’s Registration Statement on Form N-14 (File No. 333-160048) electronically filed with the SEC on June 17, 2009.

(17)(a)(1)	Code of Ethics	Registrant, Charles Schwab Investment Management Inc. and Charles Schwab & Co., Inc. Code of Ethics, effective March 31, 2009, is incorporated herein by reference to Exhibit (p)(i) of PEA No. 99.

(17)(b)(1)		American Century Investment Management, Inc. Code of Ethics, dated January 1, 2009, is incorporated by reference to Exhibit (q)(ii) of PEA No. 98.

(17)(b)(2)		Harris Associates LLP Code of Ethics, as amended October 17, 2008, is incorporated herein by reference to Exhibit (q)(iii) of PEA No. 98.

(17)(b)(3)		TAMRO Capital Partners, LLC Code of Ethics dated June 15, 2008 is incorporated herein by reference to Exhibit (q)(v) of PEA No. 98.

(17)(b)(4)		TCW Investment Management Company Code of Ethics, dated March 31, 2008, is incorporated herein by reference to Exhibit (q)(vi) of PEA No. 98.

(17)(b)(5)		Thornburg Investment Management, Inc. Code of Ethics, dated April 1, 2008, is incorporated herein by reference to Exhibit (q)(vii) of PEA No. 98.

(17)(b)(6)		Tocqueville Asset Management, L.P. Code of Ethics, dated July 13, 2007 is incorporated herein by reference to Exhibit (q)(viii) of PEA No. 93.

(17)(b)(7)		William Blair Company, LLC Code of Ethics, dated May 9, 2007, is incorporated herein by reference to Exhibit (q)(x) of PEA No. 93.

(17)(b)(8)		Gardner Lewis Asset Management LP Code of Ethics, dated May 1, 2008, is incorporated herein by reference to Exhibit (q)(xi) of PEA No. 98.

(17)(b)(9)		Mondrian Investment Partners Limited Code of Ethics, effective January 1, 2007, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 83.

(17)(b)(10)		Wentworth, Hauser & Violich Code of Ethics, dated December 31, 2008, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 98.

(17)(b)(11)		Neuberger Berman Code of Ethics, dated June 2008, is incorporated herein by reference to Exhibit (q)(xiii) of PEA No. 98.

(17)(c)(1)	Additional Materials	Prospectus dated February 28, 2009, with respect to the Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund and Schwab Total Stock Market Index Fund, is incorporated herein by reference to PEA No. 98.

(17)(c)(2)		Prospectus dated February 28, 2009, as amended July 1, 2009, with respect to the Schwab S&P 500 Index Fund, is incorporated herein by reference to definitive materials electronically filed with the SEC on July 2, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-019720).

(17)(c)(3)		Prospectus dated February 28, 2009, as amended July 1, 2009, with respect to the Schwab Institutional Select S&P 500 Fund, is incorporated herein by reference to definitive materials electronically filed with the SEC on July 2, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-019720).

(17)(c)(4)		Statement of Additional Information dated February 28, 2009, with respect to the Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund and Schwab Total Stock Market Index Fund, is incorporated herein by reference to PEA
No. 98.

(17)(c)(5)		Statement of Additional Information dated February 28, 2009, as amended July 1, 2009, with respect to the Schwab S&P 500 Index Fund, is incorporated herein by reference to definitive materials electronically filed with the SEC on July 2, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-019720).

(17)(c)(6)		Statement of Additional Information dated February 28, 2009, as amended July 1, 2009, with respect to the Schwab Institutional Select S&P 500 Fund, is incorporated herein by reference to definitive materials electronically filed with the SEC on July 2, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-019720).

(17)(c)(7)		The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Schwab Institutional Select S&P 500 Fund and the Schwab S&P 500 Index Fund included in each Fund’s Annual Report to Shareholders for the period ended October 31, 2008, are incorporated herein by reference to Registrant’s Annual Report on Form N-CSR filed with the SEC on January 5, 2009 (SEC Accession No. 0000950134-09-000049).

(17)(c)(8)		The unaudited financial statements of the Schwab Institutional Select S&P 500 Fund and the Schwab S&P 500 Index Fund included in each Fund’s Semi-Annual Report to Shareholders for the period ended April 30, 2009,are incorporated herein by reference to Registrant’s Semi-Annual Report on Form N-CSR filed with the SEC on June 30, 2009 (SEC Accession No. 0000950123-09-019015).

Item 17 Undertakings
(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 23rd day of July, 2009.

SCHWAB CAPITAL TRUST Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on this 23rd day of July 2009.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee
Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee
Mariann Byerwalter* Mariann Byerwalter	Trustee
John F. Cogan* John F. Cogan	Trustee
William A. Hasler* William A. Hasler	Trustee
Gerald B. Smith* Gerald B. Smith	Trustee
Donald R. Stephens* Donald R. Stephens	Trustee
Joseph H. Wender* Joseph H. Wender	Trustee
Michael W. Wilsey* Michael W. Wilsey	Trustee
Randall W. Merk* Randall W. Merk	President and Chief Executive Officer
George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Timothy W. Levin Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(6)(c)(3)	Expense Limitation Agreement.